Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)
January 31, 2026

Principal Amount(a)			Value
Corporate Bonds 26.3%
Angola 0.4%
Azule Energy Finance PLC
	$200,000	8.13%, due 1/23/2030	$202,354 (b)
	239,000	8.63%, due 1/22/2033	238,808 (b)
441,162
Azerbaijan 0.3%
Southern Gas Corridor CJSC
	100,000	6.88%, due 3/24/2026	100,416 (c)
	200,000	6.88%, due 3/24/2026	200,832 (c)
301,248
Bahrain 0.2%
	200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	214,836 (c)
Brazil 1.2%
	230,000	Braskem America Finance Co., 7.13%, due 7/22/2041	91,931 (c)(d)
	270,000	Braskem Netherlands Finance BV, 8.50%, due 1/12/2031	115,425 (c)(d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	191,066 (c)
	200,000	CSN Resources SA, 4.63%, due 6/10/2031	156,803 (c)
	552,763	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	491,257 (c)
	250,000	Raizen Fuels Finance SA, 6.45%, due 3/5/2034	205,000 (c)
	162,496	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	163,132 (b)(e)
1,414,614
Bulgaria 0.2%
EUR	200,000	Bulgarian Energy Holding EAD, 4.25%, due 6/19/2030	236,597 (c)
Chile 2.6%
	$200,000	Antofagasta PLC, 6.25%, due 5/2/2034	214,059 (c)
	200,000	Banco de Credito e Inversiones SA, 8.75%, due 5/8/2029	215,863 (c)(f)(g)
Corp. Nacional del Cobre de Chile
	280,000	5.95%, due 1/8/2034	292,989 (c)
	548,000	6.33%, due 1/13/2035	581,669 (b)
	200,000	6.33%, due 1/13/2035	212,288 (c)
	770,000	6.44%, due 1/26/2036	828,763 (c)
	560,000	Empresa Nacional del Petroleo, 6.15%, due 5/10/2033	594,563 (c)
2,940,194
Colombia 1.5%
	200,000	Bancolombia SA, 8.63%, due 12/24/2034	213,733 (f)
Grupo Nutresa SA
	820,000	8.00%, due 5/12/2030	873,280 (b)
	300,000	9.00%, due 5/12/2035	334,650 (b)
	320,000	9.00%, due 5/12/2035	356,960 (c)
1,778,623
Congo 0.2%
	200,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	208,395 (c)
El Salvador 0.1%
	150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 1/24/2033	160,238 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Guatemala 0.2%
	$200,000	CT Trust, 5.13%, due 2/3/2032	$190,740 (c)
Hong Kong 0.1%
	102,625	CS Treasury Management Services P Ltd., 9.00%, due 6/5/2026	104,887 (b)(g)(h)
Hungary 0.2%
	200,000	MVM Energetika Zrt, 6.50%, due 3/13/2031	211,250 (c)
India 1.1%
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	197,459 (c)
	349,600	Greenko Power II Ltd., 4.30%, due 12/13/2028	334,895 (c)
	240,000	Greenko Wind Projects Mauritius Ltd., 7.25%, due 9/27/2028	245,330 (b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	284,545 (b)
	200,000	Vedanta Resources Finance II PLC, 9.85%, due 4/24/2033	215,566 (b)
1,277,795
Indonesia 0.8%
	310,000	Pertamina Persero PT, 6.45%, due 5/30/2044	324,505 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	500,000	1.88%, due 11/5/2031	529,144 (c)
EUR	100,000	1.88%, due 11/5/2031	105,829 (b)
959,478
Jamaica 0.2%
	$200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	207,945 (b)
Kazakhstan 2.0%
KazMunayGas National Co. JSC
	1,040,000	5.38%, due 4/24/2030	1,064,454 (c)
	690,000	3.50%, due 4/14/2033	624,481 (c)
	360,000	5.75%, due 4/19/2047	337,519 (c)
	320,000	6.38%, due 10/24/2048	320,748 (c)
2,347,202
Mexico 4.7%
	208,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13%, due 1/8/2039	227,147 (b)(f)
	200,000	Cemex SAB de CV, 5.13%, due 6/8/2026	199,674 (c)(f)(g)
	1,030,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	931,345 (c)
	198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	206,047 (b)
Petroleos Mexicanos
	150,000	6.75%, due 9/21/2047	123,684
	4,154,000	7.69%, due 1/23/2050	3,737,025
	69,000	6.95%, due 1/28/2060	56,194
5,481,116
Morocco 0.5%
	500,000	OCP SA, 7.50%, due 5/2/2054	544,747 (c)
Panama 0.4%
	210,000	Aeropuerto Internacional de Tocumen SA, 5.13%, due 8/11/2061	169,932 (c)
	200,000	Banco Nacional de Panama, 2.50%, due 8/11/2030	178,367 (c)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	154,386 (c)
502,685
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Peru 0.9%
	$200,000	Minsur SA, 4.50%, due 10/28/2031	$192,211 (c)
	200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	202,819 (c)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	165,828 (b)
	650,000	5.63%, due 6/19/2047	436,391 (c)
997,249
Qatar 0.1%
	200,000	QatarEnergy, 3.13%, due 7/12/2041	152,937 (b)
Saudi Arabia 2.1%
Avilease Capital Ltd.
	357,000	4.75%, due 11/12/2030	354,462 (b)
	230,000	4.75%, due 11/12/2030	228,412 (c)
	600,000	Gaci First Investment Co., 5.63%, due 7/29/2034	621,950 (c)
Saudi Arabian Oil Co.
	200,000	4.25%, due 4/16/2039	178,887 (c)
	1,050,000	6.38%, due 6/2/2055	1,077,711 (c)
2,461,422
Serbia 0.2%
	200,000	Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, due 10/28/2029	200,964 (c)
South Africa 0.6%
	200,000	Prosus NV, 3.83%, due 2/8/2051	132,899 (c)
Sasol Financing USA LLC
	260,000	8.75%, due 5/3/2029	267,045 (b)
	300,000	8.75%, due 5/3/2029	308,128 (c)
708,072
Supranational 0.9%
Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	204,867 (b)
	200,000	4.70%, due 10/22/2031	185,819 (b)
EUR	335,000	6.25%, due 10/14/2040	386,708 (b)
	$200,000	8.20%, due 2/13/2055	202,285 (b)(f)
979,679
Turkey 0.4%
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	253,595 (b)
	200,000	Turkiye Vakiflar Bankasi TAO, 7.25%, due 7/31/2030	206,366 (b)
459,961
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	126,431 (c)
United Arab Emirates 2.2%
	$780,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	718,412 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	190,610 (b)
	220,000	Adnoc Murban Rsc Ltd., 5.13%, due 9/11/2054	204,516 (c)
	308,000	DAE Funding LLC, 4.95%, due 1/15/2033	303,968 (b)
	338,000	DAE Sukuk Difc Ltd., 4.50%, due 10/16/2030	333,035 (b)
	410,000	DP World Ltd., 6.85%, due 7/2/2037	455,709 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
United Arab Emirates – cont'd
Galaxy Pipeline Assets Bidco Ltd.
	$200,000	2.63%, due 3/31/2036	$176,036 (b)
	173,276	2.94%, due 9/30/2040	146,820 (b)
2,529,106
Uzbekistan 0.6%
	680,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	729,123 (b)
Venezuela 1.3%
Petroleos de Venezuela SA
	1,682,409	6.00%, due 5/16/2024	509,770 (c)(d)
	3,471,452	6.00%, due 11/15/2026	1,041,436 (c)(d)
1,551,206

Total Corporate Bonds (Cost $29,872,651)			30,419,902
Foreign Government Securities 67.9%
Angola 0.8%
Angolan Government International Bonds
	320,000	9.24%, due 1/15/2031	322,041 (c)
	200,000	8.75%, due 4/14/2032	195,667 (c)
	200,000	9.88%, due 10/15/2035	201,062 (c)
	258,000	9.38%, due 5/8/2048	229,515 (c)
948,285
Argentina 3.9%
Argentine Republic Government International Bonds
	2,114,640	0.75%, due 7/9/2030	1,788,985 (h)
EUR	76,555	0.13%, due 7/9/2030	76,002
	$1,771,969	4.13%, due 7/9/2035	1,370,618 (h)
	270,227	4.13%, due 7/9/2046	197,942 (h)
	361,000	Province of Santa Fe, 8.10%, due 12/11/2034	351,452 (b)
	871,562	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	703,786 (c)
4,488,785
Azerbaijan 2.1%
	200,000	Republic of Azerbaijan International Bonds, 3.50%, due 9/1/2032	186,298 (c)
State Oil Co. of the Azerbaijan Republic
	1,900,000	6.95%, due 3/18/2030	2,050,425 (c)
	200,000	6.95%, due 3/18/2030	215,834 (c)
2,452,557
Bahamas 0.8%
	814,000	Bahamas Government International Bonds, 8.25%, due 6/24/2036	907,862 (c)
Benin 0.4%
Benin Government International Bonds
EUR	100,000	4.95%, due 1/22/2035	111,261 (c)
	$300,000	7.96%, due 2/13/2038	313,740 (c)
425,001
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Bermuda 0.7%
		Bermuda Government International Bonds
	$200,000	3.72%, due 1/25/2027	$198,948 (c)
	580,000	5.00%, due 7/15/2032	585,609 (c)
			784,557
Brazil 1.9%
		Brazil Government International Bonds
	206,000	5.50%, due 2/4/2033	203,013
	920,000	6.63%, due 3/15/2035	945,300
	959,000	7.25%, due 1/12/2056	957,082
	120,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	120,565 (c)
			2,225,960
Bulgaria 0.4%
	470,000	Bulgaria Government International Bonds, 5.00%, due 3/5/2037	463,383 (c)
Chile 0.4%
	490,000	Chile Government International Bonds, 5.65%, due 1/13/2037	516,705
Colombia 2.0%
		Colombia Government International Bonds
	200,000	6.13%, due 1/21/2031	199,160
	600,000	6.50%, due 1/21/2033	594,270
	700,000	8.00%, due 4/20/2033	751,205
EUR	687,000	6.50%, due 11/26/2038	801,808
			2,346,443
Costa Rica 1.9%
		Costa Rica Government International Bonds
	$380,000	6.55%, due 4/3/2034	411,396 (c)
EUR	1,000,000	6.00%, due 1/16/2036	1,223,304 (b)
	$200,000	7.30%, due 11/13/2054	222,222 (b)
	360,000	7.30%, due 11/13/2054	400,000 (c)
			2,256,922
Cote D'Ivoire 3.5%
		Ivory Coast Government International Bonds
EUR	730,000	5.25%, due 3/22/2030	877,999 (c)
EUR	200,000	5.88%, due 10/17/2031	242,784 (c)
EUR	1,557,000	6.88%, due 10/17/2040	1,839,731 (c)
EUR	1,000,000	6.63%, due 3/22/2048	1,096,154 (c)
			4,056,668
Dominican Republic 2.8%
		Dominican Republic International Bonds
	$150,000	5.95%, due 1/25/2027	151,650 (c)
	270,000	6.00%, due 7/19/2028	276,345 (c)
	200,000	7.05%, due 2/3/2031	213,300 (c)
	390,000	4.88%, due 9/23/2032	372,930 (c)
	1,210,000	6.95%, due 3/15/2037	1,291,675 (c)
	1,055,000	5.88%, due 1/30/2060	936,312 (c)
			3,242,212
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ecuador 2.8%
Ecuador Government International Bonds
	$64,293	0.00%, due 7/31/2030	$54,006 (b)
	110,483	0.00%, due 7/31/2030	92,806 (c)
	66,606	6.90%, due 7/31/2035	60,678 (b)
	2,097,880	6.90%, due 7/31/2035	1,911,169 (c)
	829,000	9.25%, due 1/29/2039	849,725 (b)
	345,160	5.00%, due 7/31/2040	284,757 (c)(h)
3,253,141
Egypt 2.1%
Egypt Government International Bonds
	200,000	8.70%, due 3/1/2049	195,815 (c)
	167,000	8.70%, due 3/1/2049	163,656 (c)
	2,110,000	8.88%, due 5/29/2050	2,088,026 (c)
2,447,497
El Salvador 1.2%
El Salvador Government International Bonds
	280,000	9.25%, due 4/17/2030	303,100 (c)
	926,000	9.50%, due 7/15/2052	1,051,279 (c)
1,354,379
Ethiopia 0.5%
	600,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	633,000 (c)(d)
Ghana 1.8%
Ghana Government International Bonds
	12,800	0.00%, due 7/3/2026	12,491 (b)
	338,800	5.00%, due 7/3/2029	331,381 (b)(h)
	280,000	5.00%, due 7/3/2029	274,380 (c)(h)
	356,800	5.00%, due 7/3/2035	325,318 (b)(h)
	1,210,000	5.00%, due 7/3/2035	1,103,436 (c)(h)
2,047,006
Guatemala 2.2%
Guatemala Government Bonds
	690,000	7.05%, due 10/4/2032	753,652 (c)
	1,630,000	6.60%, due 6/13/2036	1,741,215 (c)
2,494,867
Honduras 1.5%
	1,560,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	1,794,203 (c)
Hungary 1.2%
Hungary Government International Bonds
	200,000	5.38%, due 9/26/2030	204,765 (c)
	263,000	5.50%, due 6/16/2034	265,591 (c)
	300,000	6.00%, due 9/26/2035	309,556 (c)
EUR	243,000	4.88%, due 3/25/2038	290,216 (c)
EUR	290,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	350,365 (c)
1,420,493
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Indonesia 0.6%
	$647,000	Perusahaan Penerbit SBSN Indonesia III, 5.00%, due 12/1/2035	$642,637 (b)
Iraq 0.1%
	82,500	Iraq International Bonds, 5.80%, due 1/15/2028	82,102 (c)
Kazakhstan 1.2%
	355,000	Baiterek National Managing Holding JSC, 4.65%, due 10/1/2030	353,421 (b)
Development Bank of Kazakhstan JSC
	250,000	5.63%, due 4/7/2030	258,723 (c)
	364,000	4.60%, due 1/31/2031	360,955 (b)
	410,000	Kazakhstan Government International Bonds, 5.50%, due 7/1/2037	416,390 (c)
1,389,489
Lebanon 1.1%
Lebanon Government International Bonds
	362,000	6.38%, due 3/9/2020	105,722 (c)(d)
	4,147,000	8.25%, due 5/17/2034	1,209,597 (c)(d)
1,315,319
Mexico 1.4%
Mexico Government International Bonds
	286,000	5.38%, due 3/22/2033	281,639
	286,000	6.13%, due 2/9/2038	284,856
	1,250,000	5.75%, due 10/12/2110	1,036,687
1,603,182
Mongolia 1.2%
	250,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	259,500 (c)
Mongolia Government International Bonds
	200,000	3.50%, due 7/7/2027	195,603 (c)
	950,000	4.45%, due 7/7/2031	890,477 (c)
1,345,580
Morocco 0.7%
EUR	207,000	Kingdom of Morocco, 4.75%, due 4/2/2035	248,962 (c)
	$600,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	523,005 (c)
771,967
Nigeria 2.8%
Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	434,584 (c)
	600,000	10.38%, due 12/9/2034	708,771 (c)
	209,000	8.63%, due 1/13/2036	223,385 (c)
	1,240,000	7.70%, due 2/23/2038	1,226,446 (c)
	200,000	9.13%, due 1/13/2046	214,293 (c)
	450,000	8.25%, due 9/28/2051	442,016 (c)
3,249,495
Oman 1.8%
Oman Government International Bonds
	512,000	6.00%, due 8/1/2029	533,998 (c)
	760,000	6.75%, due 1/17/2048	819,936 (c)
	215,000	6.75%, due 1/17/2048	231,985 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Oman – cont'd
	$400,000	7.00%, due 1/25/2051	$446,686 (c)
			2,032,605
Panama 0.4%
	530,000	Panama Government International Bonds, 2.25%, due 9/29/2032	437,197
Papua New Guinea 0.4%
	400,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	417,136 (c)
Paraguay 1.1%
		Paraguay Government International Bonds
	650,000	3.85%, due 6/28/2033	609,537 (c)
	230,000	6.10%, due 8/11/2044	234,285 (c)
	480,000	5.60%, due 3/13/2048	456,048 (c)
			1,299,870
Peru 0.9%
		Peruvian Government International Bonds
	900,000	5.38%, due 2/8/2035	916,650
	100,000	6.55%, due 3/14/2037	109,870
			1,026,520
Philippines 0.3%
EUR	370,000	Philippines Government International Bonds, 1.75%, due 4/28/2041	314,277
Poland 1.6%
		Bank Gospodarstwa Krajowego
	$200,000	5.38%, due 5/22/2033	206,206 (c)
	690,000	5.75%, due 7/9/2034	724,797 (c)
	900,000	Republic of Poland Government International Bonds, 5.13%, due 9/18/2034	912,882
			1,843,885
Republic of Cameroon 0.4%
EUR	501,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	518,974 (c)
Romania 4.6%
		Romania Government International Bonds
EUR	88,000	5.13%, due 9/24/2031	108,505 (c)
EUR	491,000	2.00%, due 1/28/2032	508,710 (c)
EUR	77,000	5.25%, due 5/30/2032	95,194 (c)
EUR	102,000	6.38%, due 9/18/2033	132,091 (c)
	$950,000	5.75%, due 3/24/2035	942,423 (c)
	2,628,000	7.50%, due 2/10/2037	2,919,815 (c)
EUR	465,000	6.75%, due 7/11/2039	592,886 (c)
			5,299,624
Serbia 0.3%
EUR	370,000	Serbia International Bonds, 1.65%, due 3/3/2033	372,763 (c)
South Africa 2.6%
		Republic of South Africa Government International Bonds
	$485,000	7.10%, due 11/19/2036	514,245 (c)
	400,000	6.13%, due 12/11/2037	388,056 (c)
	273,000	5.65%, due 9/27/2047	225,589
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
South Africa – cont'd
$2,090,000	5.75%, due 9/30/2049	$1,721,268
200,000	7.95%, due 11/19/2054	209,970 (c)
3,059,128
Sri Lanka 3.1%
Sri Lanka Government International Bonds
1,150,000	3.10%, due 1/15/2030	1,134,147 (c)(h)
181,298	3.60%, due 5/15/2036	179,076 (b)(h)
362,749	3.60%, due 2/15/2038	359,119 (b)(h)
1,970,000	3.60%, due 2/15/2038	1,950,289 (c)(h)
3,622,631
Suriname 0.4%
Suriname Government International Bonds
200,000	7.70%, due 11/6/2030	207,000 (c)
213,000	8.50%, due 11/6/2035	228,966 (c)
435,966
Trinidad And Tobago 0.4%
422,000	Trinidad & Tobago Government International Bonds, 6.50%, due 1/28/2036	418,835 (b)
Turkey 2.7%
300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	327,781 (b)
Turkiye Government International Bonds
550,000	9.13%, due 7/13/2030	623,054
251,000	7.63%, due 5/15/2034	267,279
660,000	6.50%, due 1/3/2035	653,974
280,000	6.80%, due 11/4/2036	278,841
529,000	6.88%, due 1/14/2038	523,921
Turkiye Ihracat Kredi Bankasi AS
260,000	7.50%, due 2/6/2028	271,967 (c)
200,000	6.38%, due 10/3/2030	200,603 (b)
3,147,420
Ukraine 1.2%
Ukraine Government International Bonds
12,306	4.50%, due 2/1/2029	9,555 (c)(h)
561,460	4.00%, due 2/1/2032	447,482 (b)(h)(i)
600,000	4.50%, due 2/1/2034	377,887 (c)(h)
1,080,000	0.00%, due 2/1/2034	527,421 (c)(h)
48,235	0.00%, due 2/1/2035	27,273 (c)(h)
21,220	0.00%, due 2/1/2036	11,951 (c)(h)
1,401,569
United Arab Emirates 0.2%
370,000	Abu Dhabi Government International Bonds, 2.70%, due 9/2/2070	203,131 (c)
Uzbekistan 0.9%
Uzbekneftegaz JSC
200,000	4.75%, due 11/16/2028	194,492 (b)
770,000	8.75%, due 5/7/2030	832,846 (c)
1,027,338
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Venezuela 0.1%
$436,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	$159,257 (c)(d)
Zambia 0.5%
	Zambia Government International Bonds
508,225	5.75%, due 6/30/2033	497,155 (c)(h)
181,682	0.50%, due 12/31/2053	130,902 (c)
		628,057
Total Foreign Government Securities (Cost $72,673,430)		78,625,880
Number of Shares

Short-Term Investments 3.9%
Investment Companies 3.9%
4,483,725	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(j) (Cost $ 4,483,725)	$4,483,725
Total Investments 98.1% (Cost $107,029,806)		113,529,507
Other Assets Less Liabilities 1.9%		2,183,025 (k)
Net Assets 100.0%		$115,712,532

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $15,325,909, which represents 13.2% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $72,599,163, which represents 62.7% of net assets of the
Fund.

(d)	Defaulted security.
(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(i)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(j)	Represents 7-day effective yield as of January 31, 2026.
(k)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$73,522,102	63.5%
Oil & Gas	16,007,477	13.8%
Mining	3,475,063	3.0%
Banks	3,105,252	2.7%
Electric	2,928,265	2.5%
Food	1,564,890	1.4%
Pipelines	1,342,516	1.2%
Chemicals	1,327,276	1.2%
Diversified Financial Services	1,020,796	0.9%
Multi-National*	979,679	0.8%
Commercial Services	653,168	0.6%
Investment Companies	621,950	0.5%
Telecommunications	599,649	0.5%
Energy - Alternate Sources	580,225	0.5%
Iron - Steel	511,001	0.4%
Trucking & Leasing	303,968	0.3%
Building Materials	199,674	0.2%
Engineering & Construction	169,932	0.1%
Internet	132,899	0.1%
Short-Term Investments and Other Assets—Net	6,666,750	5.8%
	$115,712,532	100.0%

*	Does not constitute an industry.
Reverse Repurchase Agreements
At January 31, 2026, open positions in reverse repurchase agreements for the Fund were as follows:
Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley	1/21/2026	Open/Demand	1.50%	$388,653	$388,815	Foreign Government Securities	$447,482	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	2	Euro-Schatz	$253,440	$(47)
3/2026	7	U.S. Treasury Long Bond	805,875	(12,031)
3/2026	27	U.S. Treasury Note, 2 Year	5,629,289	(11,391)
3/2026	130	U.S. Treasury Note, 5 Year	14,160,859	(101,562)
3/2026	17	U.S. Treasury Ultra Bond	1,996,438	(26,680)
Total Long Positions			$22,845,901	$(151,711)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	6	Euro-Bobl	$(829,342)	$640
3/2026	19	Euro-Bund	(2,886,599)	2,264
3/2026	15	Euro-Buxl	(1,953,693)	38,358
3/2026	20	U.S. Treasury Note, 10 Year	(2,236,562)	20,656
Total Short Positions			$(7,906,196)	$61,918
Total Futures				$(89,793)
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2026, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	12,051,777	EUR	10,310,375	CITI	2/3/2026	$(169,622)
Total unrealized depreciation						$(169,622)
Credit default swap contracts ("credit default swaps")
At January 31, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 44 V.1	USD	3,728,000	1.00%	3M	12/20/2030	$73,725	$(29,026)	$(4,246)	$40,453

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Hard Currency ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$30,419,902	$—	$30,419,902
Foreign Government Securities#	—	78,625,880	—	78,625,880
Short-Term Investments	—	4,483,725	—	4,483,725
Total Investments	$—	$113,529,507	$—	$113,529,507

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$61,918	$—	$—	$61,918
Liabilities	(151,711)	—	—	(151,711)
Forward FX Contracts@
Liabilities	—	(169,622)	—	(169,622)
Swaps
Assets	—	40,453	—	40,453
Total	$(89,793)	$(129,169)	$—	$(218,962)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)
January 31, 2026

Number of Shares		Value
Common Stocks 77.1%
Chemicals 1.7%
964	Air Products & Chemicals, Inc.	$262,690
653	Linde PLC	298,401
		561,091
Energy Equipment & Services 3.8%
17,102	Noble Corp. PLC	609,173
10,360	Tidewater, Inc.	647,397 *
		1,256,570
Independent Power and Renewable Electricity Producers 4.6%
3,267	Brookfield Renewable Corp.	136,038
37,965	Clearway Energy, Inc. Class C	1,372,434
		1,508,472
Multi-Utilities 5.9%
18,951	CenterPoint Energy, Inc.	752,165
13,459	Sempra	1,171,068
		1,923,233
Oil, Gas & Consumable Fuels 61.1%
66,600	Antero Midstream Corp.	1,253,412
35,254	Antero Resources Corp.	1,282,188 *
14,060	California Resources Corp.	752,210
8,405	Cheniere Energy, Inc.	1,777,826
5,949	Chevron Corp.	1,052,378
6,330	ConocoPhillips	659,776
15,731	DT Midstream, Inc.	1,982,421
15,051	EQT Corp.	868,894
7,253	Exxon Mobil Corp.	1,025,574
10,949	Hess Midstream LP Class A	388,361
21,209	Kinetik Holdings, Inc.	867,660
19,561	Occidental Petroleum Corp.	887,874
5,844	ONEOK, Inc.	462,786
8,579	Pembina Pipeline Corp.	356,715
18,406	Sunococorp LLC	986,930 *
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
14,132	Targa Resources Corp.	$2,840,249
18,310	Tourmaline Oil Corp.	866,520
27,225	Williams Cos., Inc.	1,831,153
		20,142,927
Total Common Stocks (Cost $22,667,913)		25,392,293
Number of Units
Master Limited Partnerships and Limited Partnerships 22.3%
Oil, Gas & Consumable Fuels 22.3%
122,100	Energy Transfer LP	2,252,745
65,939	Enterprise Products Partners LP	2,188,515
9,435	MPLX LP	527,417
44,550	Plains GP Holdings LP	912,384 *
35,458	Western Midstream Partners LP	1,470,089
Total Master Limited Partnerships and Limited Partnerships (Cost $6,844,473)		7,351,150
Number of Shares
Short-Term Investments 0.4%
Investment Companies 0.4%
152,643	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(a) (Cost $152,643)	152,643
Total Investments 99.8% (Cost $29,665,029)		32,896,086
Other Assets Less Liabilities 0.2%		51,927
Net Assets 100.0%		$32,948,013

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$25,392,293	$—	$—	$25,392,293
Master Limited Partnerships and Limited Partnerships#	7,351,150	—	—	7,351,150
Short-Term Investments	—	152,643	—	152,643
Total Investments	$32,743,443	$152,643	$—	$32,896,086

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)
January 31, 2026

Principal Amount(a)		Value
Mortgage-Backed Securities 5.2%
Collateralized Mortgage Obligations 1.0%
Connecticut Avenue Securities Trust
$135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.45%, due 6/25/2043	$144,559 (b)(c)
67,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2045	67,167 (b)(c)
47,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.65%, due 2/25/2045	47,385 (b)(c)
130,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 10.70%, due 3/25/2042	138,495 (b)(c)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.52%, due 1/25/2070	101,810 (b)(d)
85,066	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	86,184 (b)
62,280	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	63,225 (b)
648,825
Commercial Mortgage-Backed 4.2%
BANK
75,000	Series 2023-BNK45, Class C, 6.31%, due 2/15/2056	75,320 (d)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	76,242 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	80,412 (b)
34,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	34,640 (d)
100,000	BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.00%, due 3/15/2037	90,510 (b)(c)
95,289	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	95,289 (b)(c)
41,000	BMO Mortgage Trust, Series 2025-5C10, Class C, 6.49%, due 5/15/2058	41,874 (d)
BX Trust
100,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.57%, due 6/15/2041	100,000 (b)(c)
101,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	101,638 (b)(c)
63,670	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	64,028 (b)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	100,375 (b)(c)
100,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	102,538 (b)(d)
28,339	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class D, 4.77%, due 5/10/2058	27,618 (b)(d)
CHI Commercial Mortgage Trust
100,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	101,322 (b)(d)
100,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	104,061 (b)(d)
COMM Mortgage Trust
100,000	Series 2025-167G, Class E, 8.20%, due 8/10/2040	99,721 (b)(d)
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	103,539 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.72%, due 8/15/2041	59,939 (b)(c)
100,000	DC Office Trust, Series 2019-MTC, Class C, 3.07%, due 9/15/2045	87,463 (b)(d)
IP Mortgage Trust
37,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	37,707 (b)(d)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,393 (b)(d)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45%, due 1/5/2039	83,500 (b)(d)
140,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.57%, due 10/15/2042	143,049 (b)(d)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	100,500 (b)(c)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	70,513 (b)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.29%, due 3/15/2036	99,806 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Commercial Mortgage-Backed – cont'd
$100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.47%, due 12/15/2039	$100,438 (b)(c)
100,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	100,495 (b)(d)
124,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	130,641 (b)
80,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.62%, due 4/15/2042	80,600 (b)(c)
42,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.19%, due 5/15/2038	41,843 (b)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	114,712 (b)(c)
100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	101,350 (b)(d)
2,771,076
Total Mortgage-Backed Securities (Cost $3,395,159)		3,419,901
Asset-Backed Securities 10.7%
Home Equity 0.2%
100,000	OBX Trust, Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 5.60%, due 2/25/2055	100,845 (b)(c)
Other 10.2%
500,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 1/20/2038	504,065 (b)(c)
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 7/21/2037	1,250,960 (b)(c)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 6.57%, due 10/25/2037	1,261,221 (b)(c)
63,450	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	64,854 (b)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	102,724 (b)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class D, 6.22%, due 3/25/2060	101,625 (b)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,275 (b)
66,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.83%, due 8/20/2055	68,350 (b)
75,004	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	76,362 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R2, (3 mo. USD Term SOFR + 2.35%), 0.00%, due 1/17/2039	502,092 (b)(c)
Sierra Timeshare Receivables Funding LLC
29,950	Series 2023-3A, Class C, 7.12%, due 9/20/2040	30,943 (b)
41,603	Series 2024-2A, Class C, 5.83%, due 6/20/2041	42,187 (b)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 10/15/2037	1,263,747 (b)(c)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 7/18/2037	1,258,587 (b)(c)
63,000	Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, due 6/25/2055	60,263 (b)
6,689,255
Student Loan 0.3%
224,032	Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 7/27/2048	224,032 (b)(c)
Total Asset-Backed Securities (Cost $6,959,219)		7,014,132
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Corporate Bonds 61.1%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.
	$85,000	7.13%, due 2/15/2031	$88,638 (b)
	80,000	7.50%, due 3/15/2033	85,003 (b)
Neptune Bidco U.S., Inc.
	105,000	9.29%, due 4/15/2029	107,815 (b)
	30,000	9.50%, due 2/15/2033	30,548 (b)
312,004
Aerospace & Defense 0.7%
	65,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	67,275 (b)
Bombardier, Inc.
	110,000	7.25%, due 7/1/2031	116,783 (b)
	15,000	6.75%, due 6/15/2033	15,756 (b)
	60,000	Goat Holdco LLC, 6.75%, due 2/1/2032	61,621 (b)
TransDigm, Inc.
	110,000	6.63%, due 3/1/2032	113,737 (b)
	60,000	6.75%, due 1/31/2034	62,101 (b)
437,273
Airlines 0.7%
	90,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	90,937 (b)
	200,000	Avianca Midco 2 PLC, 9.50%, due 1/28/2031	204,000 (b)
	37,000	Gol Finance, Inc., 14.38%, due 6/6/2030	38,295 (b)
EUR	100,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	123,094 (e)
	$25,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	25,248 (f)
481,574
Apparel 0.5%
Beach Acquisition Bidco LLC
EUR	100,000	5.25%, due 7/15/2032	121,281 (e)
	$84,323	10.00% Cash/10.75% PIK, due 7/15/2033	92,784 (b)(g)
VF Corp.
	35,000	2.95%, due 4/23/2030	31,924
EUR	100,000	0.63%, due 2/25/2032	94,650
340,639
Auto Manufacturers 0.5%
	$85,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	86,203 (b)
EUR	100,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	119,442 (e)
EUR	100,000	Renault SA, 3.88%, due 9/30/2030	119,885 (e)
325,530
Auto Parts & Equipment 1.6%
	$130,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	134,554 (b)
	35,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	31,166 (b)
Forvia SE
EUR	100,000	5.63%, due 6/15/2030	124,136 (e)
	$65,000	6.75%, due 9/15/2033	66,647 (b)
	170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	172,030 (b)(g)
EUR	100,000	Schaeffler AG, 4.50%, due 3/28/2030	122,070 (e)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
EUR	100,000	Valeo SE, 4.63%, due 3/23/2032	$119,951 (e)
EUR	100,000	ZF Europe Finance BV, 6.13%, due 3/13/2029	123,673 (e)
ZF North America Capital, Inc.
	$35,000	7.13%, due 4/14/2030	35,818 (b)
	105,000	7.50%, due 3/24/2031	107,624 (b)
	10,000	6.88%, due 4/23/2032	9,972 (b)
1,047,641
Banks 2.9%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	254,987 (e)(h)(i)
	$175,000	Bank of America Corp., 6.63%, due 5/1/2030	181,828 (h)(i)
	150,000	Citigroup, Inc., 6.63%, due 2/15/2031	152,741 (h)(i)
	150,000	Goldman Sachs Group, Inc., 7.50%, due 5/10/2029	158,346 (h)(i)
	150,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	147,877 (h)(i)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	181,923 (h)(i)
	240,000	M&T Bank Corp., 3.50%, due 9/1/2026	235,721 (h)(i)
	85,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	83,686 (h)(i)
	200,000	Santander U.K. Group Holdings PLC, 5.14%, due 9/22/2036	198,367 (h)
	200,000	UBS Group AG, 6.63%, due 1/8/2031	201,121 (b)(h)(i)
	75,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	76,881 (b)
1,873,478
Biotechnology 0.1%
	10,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	10,028 (b)(f)
Genmab AS/Genmab Finance LLC
	25,000	6.25%, due 12/15/2032	25,626 (b)
	15,000	7.25%, due 12/15/2033	15,875 (b)
51,529
Building Materials 1.1%
	125,000	Builders FirstSource, Inc., 6.75%, due 5/15/2035	131,329 (b)
	35,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	26,437 (b)
	100,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 7/15/2031	104,916 (b)
	75,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	46,978 (b)
	60,000	Masterbrand, Inc., 7.00%, due 7/15/2032	62,222 (b)
	70,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	68,004 (b)
Quikrete Holdings, Inc.
	100,000	6.38%, due 3/1/2032	103,709 (b)
	50,000	6.75%, due 3/1/2033	51,943 (b)
Standard Building Solutions, Inc.
	20,000	6.25%, due 8/1/2033	20,443 (b)
	15,000	5.88%, due 3/15/2034	14,986 (b)
	100,000	Standard Industries, Inc., 3.38%, due 1/15/2031	92,284 (b)
723,251
Chemicals 1.2%
	35,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	36,836 (b)
Celanese U.S. Holdings LLC
	25,000	7.00%, due 2/15/2031	25,572
	25,000	7.38%, due 2/15/2034	25,439
	175,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	173,337 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
Olympus Water U.S. Holding Corp.
EUR	100,000	3.88%, due 10/1/2028	$117,277 (e)
	$5,000	7.25%, due 6/15/2031	5,125 (b)
	200,000	Sociedad Quimica y Minera de Chile SA, 5.63%, due 4/22/2056	199,622 (b)(h)
WR Grace Holdings LLC
	150,000	7.38%, due 3/1/2031	153,111 (b)
	50,000	6.63%, due 8/15/2032	49,724 (b)
786,043
Commercial Services 3.8%
	110,000	ADT Security Corp., 5.88%, due 10/15/2033	111,513 (b)
	60,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	62,536 (b)
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	142,077 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	118,981 (b)
EUR	100,000	Arena Luxembourg Finance SARL, 1.88%, due 2/1/2028	116,895 (e)
	$125,000	Block, Inc., 6.50%, due 5/15/2032	129,869
	100,000	Champions Financing, Inc., 8.75%, due 2/15/2029	97,007 (b)
	80,000	EquipmentShare.com, Inc., 8.00%, due 3/15/2033	84,384 (b)
Garda World Security Corp.
	80,000	6.00%, due 6/1/2029	78,719 (b)
	30,000	6.50%, due 1/15/2031	30,752 (b)
	110,000	8.25%, due 8/1/2032	112,405 (b)
Herc Holdings, Inc.
	132,000	7.00%, due 6/15/2030	138,542 (b)
	87,000	7.25%, due 6/15/2033	92,073 (b)
EUR	100,000	Q-Park Holding I BV, 5.13%, due 2/15/2030	122,045 (e)
	$55,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	55,117 (b)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
	75,000	6.75%, due 8/15/2032	76,514 (b)
EUR	100,000	5.50%, due 5/15/2033	120,637 (e)
EUR	100,000	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 7/15/2032	119,264 (e)
	$100,000	United Rentals North America, Inc., 5.38%, due 11/15/2033	99,941 (b)
EUR	100,000	Verisure Midholding AB, 5.25%, due 2/15/2029	118,613 (e)
	$95,000	Veritiv Operating Co., 10.50%, due 11/30/2030	101,721 (b)
	55,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	54,081 (b)
	150,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	157,717 (b)
	110,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	114,685 (b)
2,456,088
Computers 0.7%
	65,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	64,285 (b)
	95,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	100,113 (b)
EUR	100,000	Atos SE, 9.36%, due 12/18/2029	134,715 (e)(j)
	$135,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	137,516 (b)
436,629
Cosmetics - Personal Care 0.5%
	280,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	283,411 (b)
	60,000	Opal Bidco SAS, 6.50%, due 3/31/2032	61,226 (b)
344,637
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Distribution - Wholesale 0.4%
	$60,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	$59,904 (b)
	120,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	121,891 (b)
	80,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	84,299 (b)
266,094
Diversified Financial Services 3.5%
	280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	278,296 (h)(i)
	100,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	105,239 (b)
	140,000	Capital One Financial Corp., 6.18%, due 1/30/2036	144,947 (h)
	530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	527,888 (h)(i)
	75,000	CrossCountry Intermediate HoldCo LLC, 6.75%, due 12/1/2032	75,617 (b)
	60,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	61,424 (b)
	35,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	36,613 (b)
	110,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	113,864 (b)
	70,000	Jane Street Group/JSG Finance, Inc., 6.75%, due 5/1/2033	72,810 (b)
	115,000	Navient Corp., 7.88%, due 6/15/2032	116,072
OneMain Finance Corp.
	110,000	6.63%, due 5/15/2029	113,385
	105,000	7.13%, due 9/15/2032	108,738
	5,000	6.75%, due 9/15/2033	5,055
PennyMac Financial Services, Inc.
	100,000	6.88%, due 5/15/2032	102,196 (b)
	120,000	6.88%, due 2/15/2033	122,401 (b)
	40,000	6.75%, due 2/15/2034	40,365 (b)
	60,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	62,934 (b)
Rocket Cos., Inc.
	55,000	6.13%, due 8/1/2030	56,310 (b)
	70,000	6.38%, due 8/1/2033	72,622 (b)
	55,000	UWM Holdings LLC, 6.63%, due 2/1/2030	55,475 (b)
	45,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	45,675 (b)
2,317,926
Electric 4.5%
	75,000	Alliant Energy Corp., 5.75%, due 4/1/2056	74,455 (h)
Alpha Generation LLC
	130,000	6.75%, due 10/15/2032	134,784 (b)
	110,000	6.25%, due 1/15/2034	110,714 (b)
	155,000	American Electric Power Co., Inc., 6.05%, due 3/15/2056	153,921 (h)
	115,000	CenterPoint Energy, Inc., 5.95%, due 4/1/2056	115,879 (h)
	40,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	40,146 (b)
	100,000	CMS Energy Corp., 6.50%, due 6/1/2055	103,285 (h)
	155,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	159,361 (h)
EUR	100,000	EDP SA, 4.75%, due 5/29/2054	122,600 (e)(h)
GBP	100,000	Electricite de France SA, 7.38%, due 6/17/2035	143,363 (e)(h)(i)
	$85,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	86,293 (b)
	150,000	Lightning Power LLC, 7.25%, due 8/15/2032	159,659 (b)
NRG Energy, Inc.
	115,000	10.25%, due 3/15/2028	126,643 (b)(h)(i)
	60,000	6.00%, due 2/1/2033	61,151 (b)
	65,000	5.75%, due 1/15/2034	65,431 (b)
EUR	100,000	Orsted AS, 5.13%, due 12/31/2099	121,943 (e)(h)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
	$225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	$249,391
	200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	216,530 (b)
Sempra
	105,000	6.55%, due 4/1/2055	106,879 (h)
	75,000	6.38%, due 4/1/2056	76,729 (h)
Talen Energy Supply LLC
	110,000	6.25%, due 2/1/2034	111,481 (b)
	105,000	6.50%, due 2/1/2036	107,650 (b)
	135,000	Vistra Corp., 7.00%, due 12/15/2026	137,042 (b)(h)(i)
Vistra Operations Co. LLC
	15,000	7.75%, due 10/15/2031	15,872 (b)
	20,000	6.95%, due 10/15/2033	22,177 (b)
	80,000	VoltaGrid LLC, 7.38%, due 11/1/2030	81,025 (b)
	45,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	45,870 (b)
2,950,274
Electrical Components & Equipment 0.4%
	40,000	EnerSys, 6.63%, due 1/15/2032	41,429 (b)
EUR	100,000	Nexans SA, 4.25%, due 3/11/2030	122,213 (e)
WESCO Distribution, Inc.
	$40,000	6.63%, due 3/15/2032	41,796 (b)
	40,000	6.38%, due 3/15/2033	41,651 (b)
247,089
Energy - Alternate Sources 0.3%
	206,000	FS Luxembourg SARL, 8.13%, due 2/11/2036	201,710 (b)(f)
Engineering & Construction 0.3%
EUR	100,000	Abertis Infraestructuras Finance BV, 4.75%, due 11/23/2030	121,541 (e)(h)(i)
	$20,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	19,175 (b)
	60,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	60,125 (b)
200,841
Entertainment 1.6%
	135,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	139,095 (b)
EUR	100,000	Cirsa Finance International SARL, 6.50%, due 3/15/2029	123,009 (e)
GBP	100,000	CPUK Finance Ltd., 4.50%, due 8/28/2027	134,776 (e)
EUR	100,000	Flutter Treasury DAC, 4.00%, due 6/4/2031	118,386 (e)
	$120,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	121,500 (b)
	105,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	103,146 (b)
	120,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	117,314 (b)
	95,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	93,753 (b)
	20,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	20,409 (b)
Warnermedia Holdings, Inc.
	75,000	4.28%, due 3/15/2032	66,000
	30,000	5.05%, due 3/15/2042	21,075
1,058,463
Environmental Control 0.2%
	135,000	Madison IAQ LLC, 5.88%, due 6/30/2029	134,832 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Food 0.5%
	$70,000	Albertsons Cos., Inc., 5.63%, due 3/31/2032	$69,929 (b)(f)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	20,000	5.50%, due 3/31/2031	20,035 (b)
	80,000	5.75%, due 3/31/2034	78,678 (b)(k)
	85,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	86,073 (b)
	35,000	Performance Food Group, Inc., 4.25%, due 8/1/2029	34,270 (b)
U.S. Foods, Inc.
	10,000	4.75%, due 2/15/2029	9,960 (b)
	20,000	7.25%, due 1/15/2032	20,984 (b)
	20,000	5.75%, due 4/15/2033	20,346 (b)
340,275
Gas 0.3%
Spire, Inc.
	75,000	6.25%, due 6/1/2056	74,739 (h)
	95,000	6.45%, due 6/1/2056	95,920 (h)
170,659
Healthcare - Products 0.4%
	55,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	57,338 (b)
	55,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 4/1/2029	56,766 (b)
EUR	100,000	RAY Financing LLC, 6.50%, due 7/15/2031	121,509 (e)
235,613
Healthcare - Services 2.5%
	$35,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	33,602 (b)
	10,000	CHS/Community Health Systems, Inc., 10.88%, due 1/15/2032	10,765 (b)
EUR	100,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	126,427 (e)
EUR	100,000	Eurofins Scientific SE, 5.75%, due 1/4/2032	125,748 (e)(h)(i)
	$110,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	113,739 (b)
IQVIA, Inc.
EUR	100,000	2.25%, due 1/15/2028	116,713 (e)
	$30,000	6.50%, due 5/15/2030	31,076 (b)
	30,000	6.25%, due 6/1/2032	31,169 (b)
LifePoint Health, Inc.
	50,000	9.88%, due 8/15/2030	53,642 (b)
	85,000	10.00%, due 6/1/2032	89,677 (b)
EUR	100,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	120,228 (e)
	$175,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	176,235 (b)
	45,000	Select Medical Corp., 6.25%, due 12/1/2032	43,672 (b)
	145,000	Star Parent, Inc., 9.00%, due 10/1/2030	153,043 (b)
	150,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	151,022 (b)
	65,000	Team Health Holdings, Inc., 8.38%, due 6/30/2028	65,791 (b)
	35,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	35,000 (b)(f)
	130,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	133,774 (b)
1,611,323
Home Builders 0.5%
	45,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	45,787 (b)
	15,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	15,086 (b)
K Hovnanian Enterprises, Inc.
	35,000	8.00%, due 4/1/2031	35,856 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Home Builders – cont'd
	$20,000	8.38%, due 10/1/2033	$20,440 (b)
	40,000	LGI Homes, Inc., 7.00%, due 11/15/2032	39,013 (b)
	70,000	Mattamy Group Corp., 6.00%, due 12/15/2033	68,780 (b)
	85,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	87,246 (b)
312,208
Insurance 1.6%
Acrisure LLC/Acrisure Finance, Inc.
	120,000	8.25%, due 2/1/2029	124,422 (b)
	90,000	6.75%, due 7/1/2032	92,268 (b)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	15,000	7.00%, due 1/15/2031	15,551 (b)
	30,000	6.50%, due 10/1/2031	30,836 (b)
	60,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	61,174 (b)
	60,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	61,699 (b)
	135,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	134,681 (b)
	100,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	103,363 (b)(h)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	70,000	7.25%, due 2/15/2031	72,399 (b)
	15,000	8.13%, due 2/15/2032	15,284 (b)(f)
	150,000	HUB International Ltd., 7.25%, due 6/15/2030	156,503 (b)
	65,000	Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/1/2033	63,358 (b)
	55,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	56,646 (b)
	50,000	USI, Inc., 7.50%, due 1/15/2032	52,344 (b)
1,040,528
Internet 0.6%
	145,000	Beignet Investor LLC, 6.58%, due 5/30/2049	150,977 (b)
	20,000	Gen Digital, Inc., 6.25%, due 4/1/2033	20,096 (b)
EUR	100,000	United Group BV, 6.50%, due 10/31/2031	122,599 (e)
Wayfair LLC
	$10,000	7.25%, due 10/31/2029	10,456 (b)
	20,000	7.75%, due 9/15/2030	21,263 (b)
	65,000	6.75%, due 11/15/2032	67,182 (b)
392,573
Iron - Steel 0.8%
	40,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	40,591 (b)
	60,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	64,182 (b)
Cleveland-Cliffs, Inc.
	50,000	7.00%, due 3/15/2032	51,312 (b)
	50,000	7.38%, due 5/1/2033	52,177 (b)
	200,000	CSN Resources SA, 8.88%, due 12/5/2030	192,912 (e)
	115,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	120,860 (b)
	30,675	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	30,795 (e)(g)
552,829
Leisure Time 0.9%
	60,000	Acushnet Co., 5.63%, due 12/1/2033	60,564 (b)
	125,000	Carnival Corp., 6.13%, due 2/15/2033	128,589 (b)
	100,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	104,394 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Leisure Time – cont'd
NCL Corp. Ltd.
	$40,000	5.88%, due 1/15/2031	$40,109 (b)
	60,000	6.75%, due 2/1/2032	61,488 (b)
	70,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	71,643 (b)
	100,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	106,657 (b)
573,444
Lodging 0.8%
EUR	100,000	Essendi SA, 5.50%, due 11/15/2031	121,784 (e)
	$200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	196,464 (e)
	200,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	200,058 (e)
518,306
Machinery - Construction & Mining 0.3%
	60,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	65,166 (b)
Terex Corp.
	125,000	5.00%, due 5/15/2029	124,605 (b)
	5,000	6.25%, due 10/15/2032	5,120 (b)
194,891
Machinery - Diversified 0.3%
	35,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	35,182 (b)
	70,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	70,206 (b)(f)
	115,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	118,156 (b)
223,544
Media 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
	40,000	6.38%, due 9/1/2029	40,382 (b)
	55,000	4.75%, due 3/1/2030	52,542 (b)
	105,000	4.25%, due 2/1/2031	96,132 (b)
	80,000	4.50%, due 5/1/2032	71,791
	20,000	4.25%, due 1/15/2034	16,894 (b)
	350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.85%, due 12/1/2035	348,336
CSC Holdings LLC
	105,000	11.25%, due 5/15/2028	84,156 (b)
	55,000	11.75%, due 1/31/2029	40,104 (b)
	20,000	Discovery Communications LLC, 4.13%, due 5/15/2029	19,428
	85,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	89,361 (b)
	80,000	Midcontinent Communications, 8.00%, due 8/15/2032	76,973 (b)
EUR	100,000	Sunrise FinCo I BV, 4.63%, due 5/15/2032	119,917 (e)
1,056,016
Mining 2.9%
	$105,000	Capstone Copper Corp., 6.75%, due 3/31/2033	108,804 (b)
	80,000	Century Aluminum Co., 6.88%, due 8/1/2032	82,845 (b)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	208,155 (b)
	200,000	Endeavour Mining PLC, 7.00%, due 5/28/2030	206,451 (e)
First Quantum Minerals Ltd.
	40,000	8.00%, due 3/1/2033	42,922 (b)
	30,000	7.25%, due 2/15/2034	31,518 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Mining – cont'd
$200,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	$208,395 (e)
90,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	90,669 (b)
200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	214,477 (e)
130,000	Novelis Corp., 6.88%, due 1/30/2030	134,739 (b)
95,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	100,837 (b)
200,000	Vedanta Resources Finance II PLC, 10.88%, due 9/17/2029	214,251 (e)
231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	239,062 (b)
1,883,125
Miscellaneous Manufacturer 0.5%
95,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	98,319 (b)
150,000	Avient Corp., 6.25%, due 11/1/2031	154,219 (b)
90,312	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	93,733 (b)(g)
346,271
Multi-National 0.3%
200,000	Banque Ouest Africaine de Developpement, 8.20%, due 2/13/2055	202,302 (e)(h)
Oil & Gas 2.8%
180,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	181,221 (b)
200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	202,354 (b)
65,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	65,828 (b)
70,000	Caturus Energy LLC, 8.50%, due 2/15/2030	72,984 (b)
20,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	20,127 (b)
200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	209,080 (b)
Crescent Energy Finance LLC
35,000	7.63%, due 4/1/2032	34,716 (b)
20,000	7.38%, due 1/15/2033	19,356 (b)
35,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	35,853 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
90,000	6.25%, due 4/15/2032	86,318 (b)
35,000	8.38%, due 11/1/2033	36,338 (b)
45,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	45,433 (b)
80,000	Permian Resources Operating LLC, 6.25%, due 2/1/2033	82,412 (b)
200,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	179,924
20,000	Pluspetrol SA, 8.50%, due 5/30/2032	20,533 (b)
75,000	SM Energy Co., 9.63%, due 6/15/2033	82,027 (b)
40,000	Transocean International Ltd., 7.88%, due 10/15/2032	42,193 (b)
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	208,070 (b)
172,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	172,129 (b)
1,796,896
Oil & Gas Services 0.8%
75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	77,745 (b)
Kodiak Gas Services LLC
45,000	6.50%, due 10/1/2033	46,093 (b)
45,000	6.75%, due 10/1/2035	46,497 (b)
90,000	Star Holding LLC, 8.75%, due 8/1/2031	90,220 (b)
210,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, due 10/1/2033	212,729 (b)
WBI Operating LLC
40,000	6.25%, due 10/15/2030	40,300 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas Services – cont'd
	$30,000	6.50%, due 10/15/2033	$30,284 (b)
543,868
Packaging & Containers 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	90,000	4.00%, due 9/1/2029	85,491 (b)
	45,000	6.25%, due 1/30/2031	46,245 (b)
Mauser Packaging Solutions Holding Co.
	85,000	7.88%, due 4/15/2030	86,594 (b)
	115,000	9.25%, due 4/15/2030	113,126 (b)
	5,000	Sealed Air Corp., 6.50%, due 7/15/2032	5,191 (b)
	35,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	36,444 (b)
	55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	55,075 (b)
Trivium Packaging Finance BV
	37,000	8.25%, due 7/15/2030	39,482 (b)
	40,000	12.25%, due 1/15/2031	43,768 (b)
511,416
Pharmaceuticals 1.5%
	120,000	1261229 BC Ltd., 10.00%, due 4/15/2032	123,151 (b)
	30,000	AdaptHealth LLC, 6.13%, due 8/1/2028	30,110 (b)
Bausch Health Cos., Inc.
	25,000	5.00%, due 1/30/2028	21,401 (b)
	25,000	4.88%, due 6/1/2028	23,125 (b)
	15,000	5.00%, due 2/15/2029	11,437 (b)
	15,000	5.25%, due 1/30/2030	10,669 (b)
EUR	100,000	Bayer AG, 5.38%, due 3/25/2082	123,527 (e)(h)
	$100,000	CVS Health Corp., 6.75%, due 12/10/2054	103,959 (h)
EUR	100,000	Grifols SA, 7.50%, due 5/1/2030	124,075 (e)
EUR	100,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	119,880 (e)
EUR	100,000	Nidda Healthcare Holding GmbH, 7.00%, due 2/21/2030	122,882 (e)
Organon & Co./Organon Foreign Debt Co-Issuer BV
	$10,000	6.75%, due 5/15/2034	9,772 (b)
	5,000	7.88%, due 5/15/2034	4,700 (b)
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 5/9/2030	122,057
950,745
Pipelines 2.9%
	$90,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	93,492 (b)
	125,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	124,303 (b)
	115,000	Enbridge, Inc., 8.50%, due 1/15/2084	131,598 (h)
	65,000	Energy Transfer LP, 6.50%, due 2/15/2056	65,003 (h)
	105,000	Excelerate Energy LP, 8.00%, due 5/15/2030	112,285 (b)
	145,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 5/15/2033	151,331
	30,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	30,729 (b)
	65,000	Golar LNG Ltd., 7.50%, due 10/2/2030	65,055 (b)
	160,000	Harvest Midstream I LP, 7.50%, due 5/15/2032	167,121 (b)
	105,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	110,912 (b)
	55,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	55,656 (b)
NGL Energy Operating LLC/NGL Energy Finance Corp.
	60,000	8.13%, due 2/15/2029	62,264 (b)
	25,000	8.38%, due 2/15/2032	26,166 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
Rockies Express Pipeline LLC
	$50,000	6.75%, due 3/15/2033	$52,739 (b)
	40,000	7.50%, due 7/15/2038	43,786 (b)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	90,000	6.00%, due 12/31/2030	91,330 (b)
	35,000	6.75%, due 3/15/2034	35,620 (b)
	50,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	51,871 (b)
Venture Global LNG, Inc.
	45,000	8.13%, due 6/1/2028	46,066 (b)
	50,000	9.50%, due 2/1/2029	53,243 (b)
	20,000	7.00%, due 1/15/2030	20,124 (b)
	45,000	8.38%, due 6/1/2031	46,027 (b)
	40,000	9.88%, due 2/1/2032	42,292 (b)
Venture Global Plaquemines LNG LLC
	40,000	6.13%, due 12/15/2030	41,172 (b)
	20,000	6.50%, due 6/15/2034	20,713 (b)
	115,000	7.75%, due 5/1/2035	128,237 (b)
1,869,135
Real Estate 0.8%
EUR	12,238	Adler Financing SARL, 8.25%, due 12/31/2028	16,062 (g)
EUR	100,000	CPI Property Group SA, 6.00%, due 1/27/2032	120,485 (e)
EUR	100,000	Heimstaden AB, 7.36%, due 1/24/2031	122,426 (e)
EUR	100,000	Heimstaden Bostad AB, 6.25%, due 12/4/2029	125,616 (e)(h)(i)
EUR	100,000	New Immo Holding SA, 4.95%, due 11/14/2030	120,302 (e)
504,891
Real Estate Investment Trusts 0.9%
	$105,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	112,552 (b)
	75,000	Brandywine Operating Partnership LP, 6.13%, due 1/15/2031	72,667
	60,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	60,641 (b)
	70,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	71,565 (b)
	45,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	46,647 (b)
	105,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	109,343 (b)
EUR	100,000	Unibail-Rodamco-Westfield SE, 4.75%, due 6/11/2031	121,140 (e)(h)(i)
594,555
Retail 1.4%
	$85,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	90,833 (b)
EUR	100,000	Fnac Darty SA, 4.75%, due 4/1/2032	121,102 (e)
EUR	100,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	119,053 (e)
	$70,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	73,742 (b)
	20,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	21,119 (b)
	80,000	Michaels Cos., Inc., 5.25%, due 5/1/2028	79,128 (b)
	50,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	50,131 (b)(f)
PetSmart LLC/PetSmart Finance Corp.
	70,000	7.50%, due 9/15/2032	71,782 (b)
	25,000	10.00%, due 9/15/2033	26,014 (b)
	105,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	108,200 (b)
	35,000	Staples, Inc., 10.75%, due 9/1/2029	34,392 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
	$95,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	$98,675 (b)
894,171
Savings & Loans 0.4%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	295,251 (e)(h)(i)
Semiconductors 1.4%
	$105,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	107,006 (b)
Foundry JV Holdco LLC
	250,000	6.15%, due 1/25/2032	266,183 (b)
	200,000	6.40%, due 1/25/2038	214,092 (b)
	200,000	6.30%, due 1/25/2039	212,876 (b)
	150,000	Intel Corp., 4.75%, due 3/25/2050	124,226
924,383
Software 1.3%
	60,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	58,191 (b)
	70,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	65,079 (b)
Cloud Software Group, Inc.
	110,000	6.50%, due 3/31/2029	109,314 (b)
	60,000	9.00%, due 9/30/2029	60,586 (b)
	120,000	6.63%, due 8/15/2033	115,030 (b)
	35,000	CoreWeave, Inc., 9.00%, due 2/1/2031	34,029 (b)
	75,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	73,804 (b)
	60,000	Fair Isaac Corp., 6.00%, due 5/15/2033	61,136 (b)
	235,000	Oracle Corp., 5.95%, due 9/26/2055	207,217
	70,000	UKG, Inc., 6.88%, due 2/1/2031	69,944 (b)
854,330
Telecommunications 4.3%
Altice France SA
	69,435	6.88%, due 10/15/2030	68,263 (b)
EUR	14,695	5.50%, due 10/15/2031	16,874 (e)
	$15,000	6.50%, due 10/15/2031	14,622 (b)
	30,000	6.50%, due 4/15/2032	29,301 (b)
	25,000	6.88%, due 7/15/2032	24,414 (b)
Bell Telephone Co. of Canada or Bell Canada
	130,000	6.88%, due 9/15/2055	134,689 (h)
	145,000	7.00%, due 9/15/2055	152,080 (h)
EUR	100,000	British Telecommunications PLC, 5.13%, due 10/3/2054	123,650 (e)(h)
	$35,000	Cipher Compute LLC, 7.13%, due 11/15/2030	36,064 (b)
Fibercop SpA
EUR	100,000	2.38%, due 10/12/2027	117,489 (e)
	$45,000	6.38%, due 11/15/2033	45,574 (b)
	45,000	7.20%, due 7/18/2036	45,532 (b)
EUR	100,000	Iliad Holding SAS, 5.63%, due 10/15/2028	120,190 (e)
Level 3 Financing, Inc.
	$40,000	6.88%, due 6/30/2033	41,220 (b)
	85,000	7.00%, due 3/31/2034	88,043 (b)
	35,000	8.50%, due 1/15/2036	35,831 (b)
EUR	100,000	Odido Holding BV, 3.75%, due 1/15/2029	118,639 (e)
EUR	100,000	Proximus SADP, 4.75%, due 7/2/2031	121,562 (e)(h)(i)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
		Rogers Communications, Inc.
	$55,000	7.00%, due 4/15/2055	$57,050 (h)
	180,000	7.13%, due 4/15/2055	188,757 (h)
EUR	100,000	SoftBank Group Corp., 5.25%, due 10/10/2029	120,684 (e)
EUR	100,000	Telecom Italia SpA, 3.63%, due 9/30/2030	119,179 (e)
EUR	100,000	Telefonica Europe BV, 6.14%, due 2/3/2030	127,239 (e)(h)(i)
	$145,000	TELUS Corp., 6.63%, due 6/9/2056	145,648 (h)
	60,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, due 6/15/2032	60,450 (b)(f)
	80,000	Uniti Services LLC, 7.50%, due 10/15/2033	82,596 (b)
EUR	100,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	116,900 (e)
EUR	100,000	Vodafone Group PLC, 3.00%, due 8/27/2080	114,753 (e)(h)
	$135,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	141,416 (b)
	52,584	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	51,346 (b)
EUR	100,000	Zegona Finance PLC, 6.75%, due 7/15/2029	124,341 (e)
			2,784,396
Transportation 0.5%
GBP	100,000	Edge Finco PLC, 8.13%, due 8/15/2031	145,919 (e)
	$200,000	XPO, Inc., 7.13%, due 2/1/2032	210,250 (b)
			356,169
Trucking & Leasing 0.1%
		FTAI Aviation Investors LLC
	10,000	7.88%, due 12/1/2030	10,603 (b)
	50,000	7.00%, due 5/1/2031	52,609 (b)
	10,000	7.00%, due 6/15/2032	10,524 (b)
			73,736
Water 0.4%
EUR	100,000	Holding d'Infrastructures des Metiers de l'Environnement SAS, 4.88%, due 10/24/2029	123,404 (e)
EUR	100,000	Veolia Environnement SA, 2.00%, due 11/15/2027	115,870 (e)(h)(i)
			239,274
Total Corporate Bonds (Cost $39,026,696)			39,840,668

Loan Assignments(c) 12.0%
Capital Markets 1.9%
	$500,000	Citco Funding LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/21/2033	499,690 (k)(l)
	250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 8.92%, due 10/6/2028	250,105
	495,003	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/15/2031	491,573
			1,241,368
Chemicals 0.7%
	500,000	Olympus Water U.S. Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 11/3/2032	491,460
Commercial Services & Supplies 0.8%
	498,741	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 2/1/2029	497,494
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Containers & Packaging 0.7%
	$493,762	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 9/15/2028	$464,497
Diversified Telecommunication Services 1.1%
	247,369	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	220,405
		Lumen Technologies, Inc.
	247,464	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 6.14%, due 4/16/2029	246,660
	247,464	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 6.14%, due 4/15/2030	246,660
	22,745	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 0.50%, 1 mo. USD Term SOFR + 3.00%), 0.50% – 6.79%, due 3/11/2030	21,870 (m)
			735,595
Electric Utilities 0.7%
	481,843	Cornerstone Generation LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 8/11/2032	485,057
Electrical Equipment 0.8%
	500,000	Resilience Parent LLC, First Lien Term Loan, (1 mo. USD Term SOFR), due 1/21/2033	499,375 (k)(l)
Health Care Equipment & Supplies 2.7%
	493,772	Auris Luxembourg III SARL, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 7.20%, due 2/28/2029	493,466
	746,250	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 1/15/2031	750,914
	497,500	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.42%, due 10/23/2030	498,564
			1,742,944
Health Care Technology 0.7%
	500,000	Hologic, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/14/2033	496,190 (k)(l)
IT Services 0.8%
	496,250	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.18%, due 10/30/2031	496,250 (n)
Life Sciences Tools & Services 0.8%
	500,000	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR), due 12/12/2031	499,585 (k)(l)
Software 0.3%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 9.77%, due 10/8/2029	182,500
Total Loan Assignments (Cost $7,929,237)			7,832,315
Foreign Government Securities 6.4%
		Argentine Republic Government International Bonds
	100,800	0.75%, due 7/9/2030	85,277 (j)
	90,000	4.13%, due 7/9/2035	69,615 (j)
		Colombia Government International Bonds
	200,000	7.50%, due 2/2/2034	208,520
	200,000	7.75%, due 11/7/2036	208,940
	173,365	Ecuador Government International Bonds, 6.90%, due 7/31/2035	157,936 (e)
	200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	195,995 (e)
	150,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	170,293 (e)
		Ghana Government International Bonds
	1,760	0.00%, due 7/3/2026	1,718 (b)
	76,560	5.00%, due 7/3/2035	69,805 (b)(j)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	201,920 (e)
	150,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	172,519 (e)
EUR	8,000	Hungary Government International Bonds, 4.88%, due 3/25/2038	9,554 (e)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Ivory Coast Government International Bonds
EUR	100,000	5.88%, due 10/17/2031	$121,392 (e)
EUR	200,000	6.88%, due 10/17/2040	236,317 (e)
EUR	100,000	6.63%, due 3/22/2048	109,615 (e)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	195,603 (e)
		Nigeria Government International Bonds
	200,000	8.38%, due 3/24/2029	212,722 (e)
	200,000	7.70%, due 2/23/2038	197,814 (e)
	266,336	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	215,066 (e)
	200,000	Republic of South Africa Government International Bonds, 5.75%, due 9/30/2049	164,715
		Romania Government International Bonds
	138,000	3.63%, due 3/27/2032	126,505 (b)
EUR	200,000	6.38%, due 9/18/2033	259,001 (e)
		Sri Lanka Government International Bonds
	$91,276	3.35%, due 3/15/2033	83,700 (b)(j)
	100,000	3.35%, due 3/15/2033	91,700 (e)(j)
	76,208	3.60%, due 2/15/2038	75,446 (b)(j)
	170,000	3.60%, due 2/15/2038	168,299 (e)(j)
	200,000	Uzbekneftegaz JSC, 8.75%, due 5/7/2030	216,324 (e)
	141,412	Zambia Government International Bonds, 5.75%, due 6/30/2033	138,332 (e)(j)
Total Foreign Government Securities (Cost $3,799,583)			4,164,643
Number of Shares
Short-Term Investments 5.5%
Investment Companies 5.5%
	3,575,101	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(o) (Cost $3,575,101)	3,575,101
Total Investments 100.9% (Cost $64,684,995)			65,846,760
Liabilities Less Other Assets (0.9)%			(610,727)(p)
Net Assets 100.0%			$65,236,033

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $34,757,512, which represents 53.3% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2026.

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $12,159,660, which represents 18.6% of net assets of the
Fund.

(f)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $537,986, which represents 0.8% of net assets of the Fund.
(g)	Payment-in-kind (PIK) security.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of January 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	The stated interest rates represent the range of rates at January 31, 2026 of the underlying contracts within the Loan Assignment.
(n)	Value determined using significant unobservable inputs.
(o)	Represents 7-day effective yield as of January 31, 2026.
(p)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$36,389,925	55.8%
Cayman Islands	4,391,884	6.7%
Canada	2,134,324	3.3%
United Kingdom	2,080,734	3.2%
France	1,767,618	2.7%
Jersey	1,762,652	2.7%
Germany	1,175,793	1.8%
Netherlands	880,761	1.3%
Cote D'Ivoire	673,775	1.0%
Brazil	672,792	1.0%
Denmark	656,910	1.0%
Spain	612,759	0.9%
Argentina	562,620	0.9%
Luxembourg	452,557	0.7%
Peru	447,217	0.7%
Uzbekistan	430,801	0.7%
Sri Lanka	419,145	0.6%
Colombia	417,460	0.6%
Nigeria	410,536	0.6%
Mexico	396,454	0.6%
Romania	385,506	0.6%
Sweden	366,655	0.6%
Italy	327,774	0.5%
Portugal	245,694	0.4%
India	214,251	0.3%
Zambia	212,772	0.3%
Congo	208,395	0.3%
Angola	202,354	0.3%
Supranational	202,302	0.3%
Guatemala	201,920	0.3%
Switzerland	201,121	0.3%
Macau	200,058	0.3%
Chile	199,622	0.3%
China	196,464	0.3%
Egypt	195,995	0.3%
Mongolia	195,603	0.3%
Honduras	172,519	0.3%
El Salvador	170,293	0.3%
South Africa	164,715	0.3%
Ecuador	157,936	0.2%
Slovenia	122,599	0.2%
Israel	122,057	0.2%
Belgium	121,562	0.2%
Australia	120,860	0.2%
Japan	120,684	0.2%
Czech Republic	120,485	0.2%
Finland	120,228	0.2%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Ireland	$118,386	0.2%
Ghana	71,523	0.1%
Republic of Cameroon	65,055	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	9,554	0.0%
Short-Term Investments and Other Liabilities—Net	2,964,374	4.6%
	$65,236,033	100.0%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	4	U.S. Treasury Long Bond	$460,500	$(8,781)
3/2026	14	U.S. Treasury Note, 10 Year	1,565,594	(21,534)
3/2026	83	U.S. Treasury Note, 5 Year	9,041,164	(23,728)
3/2026	19	U.S. Treasury Note, Ultra 10 Year	2,168,969	(21,078)
Total Long Positions			$13,236,227	$(75,121)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	20	Euro-Bobl	$(2,764,472)	$(628)
3/2026	6	Euro-Bund	(911,558)	2,110
3/2026	1	Euro-Buxl	(130,246)	2,442
3/2026	1	Euro-Oat	(144,530)	(925)
3/2026	12	Euro-Schatz	(1,520,638)	(142)
3/2026	2	Long Gilt	(248,629)	(94)
3/2026	6	U.S. Treasury Note, 2 Year	(1,250,953)	2,493
3/2026	2	U.S. Treasury Ultra Bond	(234,875)	1,875
Total Short Positions			$(7,205,901)	$7,131
Total Futures				$(67,990)
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2026, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	509,673	EUR	434,107	JPM	4/15/2026	$(6,614)
USD	30,415	EUR	25,894	SCB	4/15/2026	(381)
USD	118,404	EUR	100,000	SCB	4/15/2026	(527)
USD	1,900,928	EUR	1,617,462	SCB	4/15/2026	(22,738)
USD	410,197	EUR	348,630	UBS	4/15/2026	(4,433)
USD	4,822,057	EUR	4,098,308	UBS	4/15/2026	(52,107)
USD	146,797	GBP	109,506	SCB	4/15/2026	(3,031)
USD	404,222	GBP	300,000	SSB	4/15/2026	(6,242)
USD	272,584	GBP	201,492	UBS	4/15/2026	(3,100)
Total unrealized depreciation						$(99,173)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At January 31, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 45.V2	USD	1,385,010	5.00%	3M	12/20/2030	$99,860	$16,222	$7,887	$123,969

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$3,419,901	$—	$3,419,901
Asset-Backed Securities#	—	7,014,132	—	7,014,132
Corporate Bonds#	—	39,840,668	—	39,840,668
Loan Assignments
IT Services	—	—	496,250	496,250
Other Loan Assignments#	—	7,336,065	—	7,336,065
Total Loan Assignments	—	7,336,065	496,250	7,832,315
Foreign Government Securities	—	4,164,643	—	4,164,643
Short-Term Investments	—	3,575,101	—	3,575,101
Total Investments	$—	$65,350,510	$496,250	$65,846,760

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Loan Assignments(1)	$498	$—	$—	$(1)	$—	$(1)	$—	$—	$496	$(1)
Total	$498	$—	$—	$(1)	$—	$(1)	$—	$—	$496	$(1)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$8,920	$—	$—	$8,920
Liabilities	(76,910)	—	—	(76,910)
Forward FX Contracts@
Liabilities	—	(99,173)	—	(99,173)
Swaps
Assets	—	123,969	—	123,969
Total	$(67,990)	$24,796	$—	$(43,194)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)
January 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 4.0%
$33,000,000	U.S. Treasury Notes, 3.38%, due 12/31/2027 (Cost $32,868,541)	$32,904,610

Mortgage-Backed Securities 33.0%
Collateralized Mortgage Obligations 17.5%
A&D Mortgage Trust
678,526	Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	686,822 (a)
1,546,197	Series 2025-NQM5, Class A1, 5.12%, due 12/25/2070	1,553,956 (a)
565,894	Angel Oak Mortgage Trust, Series 2025-10, Class A3, 5.37%, due 9/25/2070	568,595 (a)
BRAVO Residential Funding Trust
248,282	Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	250,230 (a)
220,986	Series 2025-NQM5, Class A3, 5.80%, due 2/25/2065	223,127 (a)
Chase Home Lending Mortgage Trust
117,047	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	117,863 (a)(b)
220,899	Series 2024-4, Class A6, 6.00%, due 3/25/2055	222,388 (a)(b)
103,915	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	104,474 (a)(b)
282,881	Series 2024-11, Class A4, 6.00%, due 11/25/2055	287,421 (a)(b)
592,517	Series 2025-1, Class A4, 6.00%, due 11/25/2055	602,170 (a)(b)
832,265	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	840,296 (a)(b)
COLT Mortgage Loan Trust
600,670	Series 2021-5, Class A1, 1.73%, due 11/26/2066	553,768 (a)(b)
163,635	Series 2024-2, Class A1, 6.13%, due 4/25/2069	165,446 (a)
139,707	Series 2024-2, Class A3, 6.43%, due 4/25/2069	141,184 (a)
185,000	Series 2025-6, Class M1, 6.27%, due 8/25/2070	187,779 (a)(b)
879,000	Series 2026-1, Class A1, 4.76%, due 2/25/2071	879,410 (a)(b)
Connecticut Avenue Securities Trust
119,501	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 10/25/2041	120,022 (a)(c)
515,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.80%, due 10/25/2041	522,725 (a)(c)
852,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.35%, due 12/25/2041	857,307 (a)(c)
1,493,237	Series 2022-R02, Class 2M2, (30 day USD SOFR Average + 3.00%), 6.70%, due 1/25/2042	1,518,084 (a)(c)
1,125,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.80%, due 3/25/2042	1,150,931 (a)(c)
1,225,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.20%, due 3/25/2042	1,259,228 (a)(c)
1,000,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 7.55%, due 5/25/2042	1,033,750 (a)(c)
1,487,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.05%, due 5/25/2042	1,583,454 (a)(c)
1,070,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.35%, due 6/25/2042	1,123,889 (a)(c)
130,000	Series 2022-R07, Class 1B1, (30 day USD SOFR Average + 6.80%), 10.50%, due 6/25/2042	139,750 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.30%, due 7/25/2042	81,872 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.30%, due 7/25/2042	462,462 (a)(c)
495,149	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.10%, due 12/25/2042	504,875 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.05%, due 1/25/2043	253,531 (a)(c)
1,400,000	Series 2023-R08, Class 1B1, (30 day USD SOFR Average + 3.55%), 7.25%, due 10/25/2043	1,462,933 (a)(c)
486,000	Series 2024-R02, Class 1M2, (30 day USD SOFR Average + 1.80%), 5.50%, due 2/25/2044	488,887 (a)(c)
525,000	Series 2024-R03, Class 2B1, (30 day USD SOFR Average + 2.80%), 6.50%, due 3/25/2044	540,899 (a)(c)
1,000,000	Series 2025-R01, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.20%, due 1/25/2045	1,000,309 (a)(c)
874,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.40%, due 1/25/2045	871,276 (a)(c)
535,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2045	536,335 (a)(c)
500,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.65%, due 2/25/2045	504,099 (a)(c)
1,000,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.30%, due 7/25/2045	1,003,785 (a)(c)
2,826,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 9/25/2045	2,833,169 (a)(c)
Cross Mortgage Trust
942,050	Series 2025-H3, Class A1, 5.88%, due 4/25/2070	956,824 (a)(b)
1,322,631	Series 2025-H8, Class A2, 5.26%, due 11/25/2070	1,329,135 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
EFMT
$190,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	$190,428 (a)(b)
1,085,374	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	1,089,157 (a)
575,589	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	516,531 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
2,871,435	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 5.00%, due 8/25/2054	2,899,460 (c)
1,732,536	Series 5452, Class DF, (30 day USD SOFR Average + 1.25%), 4.95%, due 9/25/2054	1,747,243 (c)
667,100	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.80%, due 11/25/2054	670,831 (c)
624,072	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.85%, due 11/25/2054	628,094 (c)
1,033,631	Series 5473, Class FN, (30 day USD SOFR Average + 1.25%), 4.95%, due 11/25/2054	1,042,545 (c)
1,205,883	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.05%, due 11/25/2054	1,215,069 (c)
815,320	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.10%, due 12/25/2054	824,015 (c)
980,430	Series 5500, Class FE, (30 day USD SOFR Average + 1.40%), 5.10%, due 2/25/2055	990,280 (c)
3,040,229	Series 5599, Class FB, (30 day USD SOFR Average + 1.20%), 4.90%, due 3/25/2055	3,058,589 (c)
1,138,239	Series 5517, Class HF, (30 day USD SOFR Average + 1.35%), 5.05%, due 3/25/2055	1,146,750 (c)
859,088	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/25/2055	870,924 (c)
1,256,059	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.25%, due 5/25/2055	1,272,099 (c)
1,377,042	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.30%, due 5/25/2055	1,395,106 (c)
2,741,012	Series 5622, Class FA, (30 day USD SOFR Average + 1.10%), 4.80%, due 1/25/2056	2,752,843 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
429,665	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.20%, due 10/25/2041	431,136 (a)(c)
1,000,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.10%, due 10/25/2041	1,017,500 (a)(c)
1,511,482	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.10%, due 1/25/2042	1,542,180 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.45%, due 2/25/2042	419,795 (a)(c)
1,000,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.45%, due 2/25/2042	1,036,649 (a)(c)
1,549,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.95%, due 3/25/2042	1,619,185 (a)(c)
1,147,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.05%, due 4/25/2042	1,192,586 (a)(c)
928,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.05%, due 5/25/2042	955,552 (a)(c)
1,500,000	Series 2022-DNA4, Class M2, (30 day USD SOFR Average + 5.25%), 8.95%, due 5/25/2042	1,581,245 (a)(c)
108,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.20%, due 6/25/2042	113,162 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.25%, due 8/25/2042	346,296 (a)(c)
1,000,000	Series 2022-HQA3, Class M2, (30 day USD SOFR Average + 5.35%), 9.05%, due 8/25/2042	1,064,240 (a)(c)
1,180,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.45%, due 9/25/2042	1,268,825 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 5.65%, due 2/25/2044	869,112 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.40%, due 5/25/2044	507,368 (a)(c)
1,850,000	Series 2025-DNA1, Class M2, (30 day USD SOFR Average + 1.35%), 5.05%, due 1/25/2045	1,851,686 (a)(c)
485,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.35%, due 2/25/2045	486,060 (a)(c)
1,015,000	Series 2025-DNA2, Class M2, (30 day USD SOFR Average + 1.50%), 5.20%, due 5/25/2045	1,015,346 (a)(c)
863,000	Series 2025-DNA3, Class M2, (30 day USD SOFR Average + 1.50%), 5.20%, due 9/25/2045	863,301 (a)(c)
619,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 10/25/2045	620,571 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
83,525	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 10.76%, due 8/25/2028	83,923 (c)
367,367	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 6.01%, due 8/25/2030	372,371 (c)
Federal National Mortgage Association REMIC
856,949	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.85%, due 3/25/2054	862,583 (c)
3,874,886	Series 2025-33, Class FE, (30 day USD SOFR Average + 1.45%), 5.15%, due 8/25/2054	3,921,857 (c)
1,372,566	Series 2025-7, Class FD, (30 day USD SOFR Average + 1.00%), 4.70%, due 9/25/2054	1,377,671 (c)
2,613,621	Series 2024-102, Class FC, (30 day USD SOFR Average + 1.45%), 5.15%, due 1/25/2055	2,645,783 (c)
857,811	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 5.55%, due 2/25/2055	871,794 (c)
1,348,971	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 5.70%, due 2/25/2055	1,374,149 (c)
1,008,970	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.40%, due 5/25/2055	1,022,499 (c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$3,397,400	Series 2025-86, Class FA, (30 day USD SOFR Average + 1.20%), 4.90%, due 10/25/2055	$3,427,711 (c)
GCAT Trust
309,963	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	265,303 (a)(b)
186,551	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	189,031 (a)
116,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	117,840 (a)(b)
Government National Mortgage Association REMIC
929,190	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 4.90%, due 11/20/2054	937,814 (c)
898,171	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 4.90%, due 11/20/2054	906,090 (c)
772,224	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.30%, due 1/20/2055	782,235 (c)
4,429,472	Series 2025-51, Class FB, (30 day USD SOFR Average + 1.15%), 4.85%, due 3/20/2055	4,464,224 (c)
4,958,730	Series 2025-178, Class FM, (30 day USD SOFR Average + 1.26%), 4.96%, due 10/20/2055	5,001,588 (c)
3,243,605	Series 2025-196, Class JF, (30 day USD SOFR Average + 1.25%), 4.95%, due 11/20/2055	3,267,675 (c)
3,745,690	Series 2025-211, Class FD, (30 day USD SOFR Average + 1.10%), 4.80%, due 12/20/2055	3,762,146 (c)
767,296	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	771,217 (a)(b)
956,145	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, due 8/25/2070	963,634 (a)
JP Morgan Mortgage Trust
69,646	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	69,516 (a)(b)
261,187	Series 2025-2, Class A4, 6.00%, due 7/25/2055	264,809 (a)(b)
108,729	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	109,866 (a)
159,699	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	161,142 (a)
193,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	196,201 (a)(b)
1,688,628	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2065	1,694,802 (a)(b)
222,848	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	224,809 (a)
230,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	232,988 (a)(b)
LHOME Mortgage Trust
354,000	Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	355,836 (a)
1,900,000	Series 2026-RTL1, Class A1, 4.91%, due 1/25/2041	1,899,982 (a)(d)
1,656,114	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	1,666,249 (a)(b)
Morgan Stanley Residential Mortgage Loan Trust
444,116	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	444,958 (a)
299,472	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	302,594 (a)(b)
148,254	Series 2025-NQM2, Class A3, 6.10%, due 1/25/2070	150,147 (a)
794,198	Series 2025-NQM6, Class A3, 5.71%, due 7/25/2070	802,093 (a)
1,085,768	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	1,093,320 (a)(b)
331,268	Series 2025-NQM10, Class A3, 5.42%, due 11/25/2070	333,261 (a)
1,430,000	Series 2026-DSC1, Class A3, 5.17%, due 1/25/2071	1,430,939 (a)
New Residential Mortgage Loan Trust
219,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	220,833 (a)
153,596	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	147,343 (a)(b)
677,523	Series 2025-NQM4, Class A1, 5.35%, due 7/25/2065	684,646 (a)(b)
500,000	Series 2025-NQM6, Class M1, 5.81%, due 10/25/2065	501,908 (a)(b)
866,639	Series 2025-NQM7, Class A1, 5.01%, due 10/26/2065	869,441 (a)(b)
393,000	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	393,325 (a)(b)
393,000	Series 2026-NQM1, Class A3, 5.18%, due 11/25/2065	393,322 (a)
223,724	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	226,663 (a)
362,590	NYMT Loan Trust, Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	366,428 (a)
OBX Trust
151,250	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	152,887 (a)
168,581	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	170,450 (a)
202,116	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	202,768 (a)
190,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	190,183 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$385,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	$389,351 (a)(b)
928,204	Series 2025-NQM16, Class A3, 5.21%, due 8/25/2065	929,483 (a)
625,876	Series 2025-NQM17, Class A3, 5.24%, due 8/25/2065	627,780 (a)
1,319,932	Series 2025-NQM20, Class A2, 5.22%, due 10/25/2065	1,326,615 (a)
1,790,509	Series 2026-NQM1, Class A3, 5.17%, due 11/25/2065	1,794,566 (a)
1,235,000	Series 2026-NQM2, Class A3, 5.14%, due 12/1/2065	1,236,138 (a)
PRKCM Trust
1,415,919	Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,423,376 (a)(b)
1,565,041	Series 2025-AFC2, Class A1, 5.02%, due 12/25/2060	1,570,408 (a)(b)
890,456	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	896,641 (a)(b)
Sequoia Mortgage Trust
31,361	Series 2024-2, Class A10, 6.00%, due 3/25/2054	31,395 (a)(b)
115,059	Series 2024-4, Class A10, 6.00%, due 5/25/2054	115,325 (a)(b)
338,316	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	293,326 (a)(b)
614,495	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	591,574 (a)
Verus Securitization Trust
249,650	Series 2021-3, Class A3, 1.44%, due 6/25/2066	221,313 (a)(b)
274,672	Series 2021-6, Class A3, 1.89%, due 10/25/2066	244,814 (a)(b)
1,328,653	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	1,338,759 (a)(b)
899,000	Series 2026-R1, Class A3, 5.19%, due 10/25/2067	899,892 (a)
230,000	Series 2026-R1, Class M1, 5.69%, due 10/25/2067	230,263 (a)(b)
190,000	Series 2024-4, Class M1, 6.70%, due 6/25/2069	192,727 (a)(b)
158,028	Series 2024-7, Class A1, 5.10%, due 9/25/2069	158,723 (a)(b)
466,917	Series 2024-7, Class A3, 5.40%, due 9/25/2069	468,432 (a)
594,840	Series 2025-3, Class A2, 5.78%, due 5/25/2070	601,398 (a)
569,347	Series 2025-3, Class A3, 5.93%, due 5/25/2070	575,760 (a)
457,229	Series 2025-6, Class A3, 5.72%, due 7/25/2070	461,488 (a)
722,334	Series 2025-11, Class A1, 4.91%, due 11/25/2070	724,773 (a)(b)
722,334	Series 2025-11, Class A3, 5.27%, due 11/25/2070	724,676 (a)
231,000	Series 2026-1, Class A1, 4.86%, due 1/25/2071	231,980 (a)(b)
596,000	Series 2026-1, Class A3, 5.22%, due 1/25/2071	597,502 (a)
361,000	Series 2026-1, Class M1, 5.67%, due 1/25/2071	361,877 (a)(b)
143,239,421
Commercial Mortgage-Backed 7.5%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	223,100 (a)
1301 Trust
328,000	Series 2025-1301, Class B, 5.30%, due 8/11/2042	332,875 (a)(b)
405,000	Series 2025-1301, Class C, 5.64%, due 8/11/2042	411,287 (a)(b)
354,000	Series 2025-1301, Class D, 6.22%, due 8/11/2042	362,193 (a)(b)
397,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.77%, due 6/15/2040	399,976 (a)(c)
470,000	Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, due 7/5/2040	457,678 (a)(b)
615,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	638,103 (a)(b)
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.58%, due 8/15/2039	100,633 (a)(c)
BANK5
200,000	Series 2024-5YR5, Class C, 7.01%, due 2/15/2029	204,775 (b)
110,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	113,231 (b)
275,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	245,702 (a)
127,000	Series 2024-5YR7, Class C, 7.10%, due 6/15/2057	132,580 (b)
163,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	145,379 (a)
197,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	200,708 (b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$278,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	$288,624 (b)
BBCMS Mortgage Trust
390,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.60%, due 3/15/2037	372,469 (a)(c)
470,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.33%, due 3/15/2037	418,353 (a)(c)
4,232,068	Series 2021-C11, Class XA, 1.33%, due 9/15/2054	212,593 (b)(e)
1,868,536	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	114,049 (b)(e)
750,000	Series 2024-C26, Class A5, 5.83%, due 5/15/2057	802,905
635,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	666,969
Benchmark Mortgage Trust
77,961	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	75,680
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	306,738
7,312,035	Series 2021-B30, Class XA, 0.79%, due 11/15/2054	265,310 (b)(e)
231,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	235,662 (b)
509,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	516,279 (b)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	90,653 (b)
529,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	549,181 (b)
228,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	242,507 (b)
1,204,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	1,204,517 (d)
BFLD Commercial Mortgage Trust
1,470,000	Series 2025-5MW, Class D, 6.37%, due 10/10/2042	1,516,509 (a)(b)
925,000	Series 2025-660F, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 11/15/2042	931,068 (a)(c)
BLP Commercial Mortgage Trust
248,704	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 4.88%, due 3/15/2042	248,609 (a)(c)
325,889	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	325,889 (a)(c)
650,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 12/15/2042	651,625 (a)(c)
BMO Mortgage Trust
550,000	Series 2023-5C2, Class A3, 7.05%, due 11/15/2056	586,797 (b)
199,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	200,152 (b)
434,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	443,246 (b)
244,008	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	235,548 (a)
BX Commercial Mortgage Trust
316,460	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 5.12%, due 2/15/2039	316,658 (a)(c)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 2/15/2039	88,767 (a)(c)
171,687	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 2/15/2039	171,847 (a)(c)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 2/15/2039	191,087 (a)(c)
426,300	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 3/15/2041	426,966 (a)(c)
1,078,339	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 11/15/2041	1,081,709 (a)(c)
712,567	Series 2025-JDI, Class C, (1 mo. USD Term SOFR + 1.75%), 5.43%, due 11/15/2042	714,349 (a)(c)
BX Trust
392,779	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	391,306 (a)(c)
336,646	Series 2025-LUNR, Class D, (1 mo. USD Term SOFR + 2.50%), 6.18%, due 6/15/2040	337,908 (a)(c)
200,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 2/15/2041	200,000 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.32%, due 2/15/2041	333,165 (a)(c)
290,000	Series 2024-VLT4, Class B, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 6/15/2041	290,181 (a)(c)
244,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.57%, due 6/15/2041	243,999 (a)(c)
175,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	167,909 (a)
196,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	181,656 (a)(b)
288,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	275,402 (a)(b)
349,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	351,203 (a)(c)
957,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	972,224 (a)(b)
922,000	Series 2025-DELC, Class E, (1 mo. USD Term SOFR + 3.05%), 6.73%, due 12/15/2042	928,915 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$470,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	$472,642 (a)(c)
1,000,000	Series 2025-VOLT, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 12/15/2044	1,005,313 (a)(c)
910,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	913,413 (a)(c)
1,100,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 6/13/2039	1,070,285 (a)(b)
CHI Commercial Mortgage Trust
313,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	317,139 (a)(b)
785,000	Series 2025-SFT, Class B, 6.07%, due 4/15/2042	803,339 (a)(b)
741,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	771,089 (a)(b)
Citigroup Commercial Mortgage Trust
400,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	410,317 (a)(b)
170,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	172,350 (a)(b)
15,994	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	15,977
COMM Mortgage Trust
170,000	Series 2018-HOME, Class A, 3.82%, due 4/10/2033	167,506 (a)(b)
501,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	518,732 (a)(b)
885,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	939,944 (a)(b)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.32%, due 8/15/2041	87,000 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.72%, due 8/15/2041	93,905 (a)(c)
325,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	280,447 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	200,528 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	215,535 (a)(b)
EQUS Mortgage Trust
906,114	Series 2021-EQAZ, Class A, (1 mo. USD Term SOFR + 1.02%), 4.70%, due 10/15/2038	906,114 (a)(c)
79,510	Series 2021-EQAZ, Class C, (1 mo. USD Term SOFR + 1.61%), 5.30%, due 10/15/2038	79,510 (a)(c)
Fashion Show Mall LLC
578,000	Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	590,662 (a)(b)
610,000	Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	613,029 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	50,434 (b)(e)
244,961	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.55%, due 5/25/2044	246,499 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,512,005	Series KW03, Class X1, 0.76%, due 6/25/2027	33,042 (b)(e)
3,261,685	Series K095, Class X1, 0.94%, due 6/25/2029	88,015 (b)(e)
5,017,810	Series K096, Class X1, 1.11%, due 7/25/2029	159,954 (b)(e)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	185,195 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.35%, due 2/10/2056	148,352 (b)
GS Mortgage Securities Trust
1,046,664	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	10 (b)(e)
306,000	Series 2016-GS2, Class C, 4.69%, due 5/10/2049	297,644 (b)
Hilton USA Trust
401,000	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	399,352 (a)(b)
300,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	297,344 (a)(b)
Hudson Yards Mortgage Trust
390,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	386,492 (a)
203,000	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	200,635 (a)(b)
250,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	259,137 (a)(b)
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	104,333 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	103,907 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$329,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	$330,439 (a)(c)
IP Mortgage Trust
166,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	168,939 (a)(b)
133,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	135,541 (a)(b)
97,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	99,009 (a)(b)
IRV Trust
250,000	Series 2025-200P, Class A, 5.29%, due 3/14/2047	256,821 (a)(b)
256,000	Series 2025-200P, Class C, 5.73%, due 3/14/2047	259,062 (a)(b)
JP Morgan Chase Commercial Mortgage Securities Trust
405,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	401,278 (a)(b)
260,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	235,950 (a)
181,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	144,800 (a)(b)
310,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C, 4.52%, due 2/15/2047	298,781 (b)
MAD Commercial Mortgage Trust
615,000	Series 2025-11MD, Class C, 5.82%, due 10/15/2042	619,844 (a)(b)
336,000	Series 2025-11MD, Class D, 6.57%, due 10/15/2042	343,318 (a)(b)
336,000	Series 2025-11MD, Class E, 7.57%, due 10/15/2042	332,928 (a)(b)
Manhattan West Mortgage Trust
862,000	Series 2020-1MW, Class A, 2.13%, due 9/10/2039	831,641 (a)
300,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	286,044 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 5.97%, due 5/15/2041	207,267 (a)(c)
MF1 LLC
541,000	Series 2026-FL21, Class B, (1 mo. USD Term SOFR + 1.75%), 5.43%, due 2/18/2041	541,508 (a)(c)(d)
541,000	Series 2026-FL21, Class C, (1 mo. USD Term SOFR + 1.95%), 5.63%, due 2/18/2041	541,676 (a)(c)(d)
849,000	Series 2026-FL21, Class D, (1 mo. USD Term SOFR + 2.50%), 6.18%, due 2/18/2041	849,531 (a)(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust
65,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	61,269 (b)
300,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	307,004 (b)
87,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.06%, due 12/15/2051	81,883 (b)
82,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	88,079 (b)
NXPT Commercial Mortgage Trust
921,000	Series 2024-STOR, Class C, 4.98%, due 11/5/2041	919,985 (a)(b)
316,650	Series 2024-STOR, Class D, 5.65%, due 11/5/2041	318,544 (a)(b)
390,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, due 2/10/2047	411,462 (a)(b)
NYC Commercial Mortgage Trust
260,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 4.89%, due 2/15/2042	260,163 (a)(c)
210,000	Series 2025-3BP, Class B, (1 mo. USD Term SOFR + 1.69%), 5.37%, due 2/15/2042	210,525 (a)(c)
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	100,500 (a)(c)
382,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	387,651 (a)(b)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	149,488 (a)
360,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	343,028 (a)
150,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	142,553 (a)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 4.49%, due 3/15/2036	284,584 (a)(c)
ONNI Commercial Mortgage Trust
221,000	Series 2024-APT, Class C, 6.64%, due 7/15/2039	226,058 (a)(b)
253,000	Series 2024-APT, Class D, 7.24%, due 7/15/2039	260,503 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
ORL Trust
$500,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.17%, due 12/15/2039	$501,250 (a)(c)
150,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.47%, due 12/15/2039	150,656 (a)(c)
440,000	PFP Ltd., Series 2025-12, Class AS, (1 mo. USD Term SOFR + 1.74%), 5.42%, due 12/18/2042	440,866 (a)(c)
147,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	147,777 (a)(b)
303,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, due 3/10/2033	303,889 (a)(b)
1,205,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	1,231,360 (a)(b)
304,000	RIDE, Series 2025-SHRE, Class C, 6.32%, due 2/14/2047	309,491 (a)(b)
ROCK Trust
555,000	Series 2024-CNTR, Class B, 5.93%, due 11/13/2041	573,384 (a)
357,000	Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	376,121 (a)
299,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.62%, due 4/15/2042	301,242 (a)(c)
SFO Commercial Mortgage Trust
112,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.29%, due 5/15/2038	111,721 (a)(c)
669,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.59%, due 5/15/2038	666,491 (a)(c)
311,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.19%, due 5/15/2038	309,838 (a)(c)
Shops at Crystals Trust
1,350,000	Series 2016-CSTL, Class B, 3.53%, due 7/5/2036	1,343,598 (a)
1,925,000	Series 2016-CSTL, Class C, 3.73%, due 7/5/2036	1,916,685 (a)(b)
769,560	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	767,636 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 12/15/2039	100,188 (a)(c)
230,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 4.97%, due 4/15/2042	230,144 (a)(c)
TRTX Issuer Ltd.
364,000	Series 2025-FL7, Class C, (1 mo. USD Term SOFR + 2.20%), 5.88%, due 6/18/2043	363,999 (a)(c)
347,000	Series 2025-FL7, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 6/18/2043	347,008 (a)(c)
154,000	Series 2025-FL7, Class E, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 6/18/2043	154,380 (a)(c)
194,280	U.S. Bank NA, Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 5.60%, due 2/25/2032	194,279 (a)(c)
426,532	UBS Commercial Mortgage Trust, Series 2018-C13, Class ASB, 4.24%, due 10/15/2051	427,080
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	126,429 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	101,350 (a)(b)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	358,381
3,360,291	Series 2019-C52, Class XA, 1.56%, due 8/15/2052	144,104 (b)(e)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	145,183 (b)
317,642	WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, due 8/15/2047	310,813 (b)
515,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class C, 6.23%, due 7/15/2040	531,478 (a)(b)
61,165,001
Federal Home Loan Mortgage Corp. 3.1%
Pass-Through Certificates
48,366	4.50%, due 11/1/2039	48,674
9,782,871	5.00%, due 1/1/2055 - 12/1/2055	9,785,714
5,901,381	5.50%, due 9/1/2052 - 8/1/2055	5,998,353
9,598,613	6.00%, due 3/1/2053 - 7/1/2055	9,838,105
25,670,846
Federal National Mortgage Association 4.9%
Pass-Through Certificates
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal National Mortgage Association – cont'd
$69,962	4.50%, due 4/1/2039 - 5/1/2044	$70,172
13,968,079	5.00%, due 4/1/2054 - 12/1/2055	13,975,741
19,529,170	5.50%, due 11/1/2052 - 1/1/2056	19,825,891
5,666,803	6.00%, due 10/1/2053 - 7/1/2055	5,818,045
		39,689,849
Total Mortgage-Backed Securities (Cost $270,483,230)		269,765,117
Asset-Backed Securities 18.9%
Automobiles 2.5%
725,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, due 3/15/2030	727,191
	Avis Budget Rental Car Funding AESOP LLC
62,500	Series 2020-2A, Class B, 2.96%, due 2/20/2027	62,452 (a)
112,500	Series 2022-5A, Class C, 6.24%, due 4/20/2027	112,766 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	474,472 (a)
250,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	253,705 (a)
265,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	264,352 (a)
510,000	Series 2024-1A, Class B, 5.85%, due 6/20/2030	528,931 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	254,396 (a)
324,970	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	330,693 (a)
	Bridgecrest Lending Auto Securitization Trust
329,000	Series 2025-4, Class C, 4.80%, due 8/15/2031	332,183
1,173,000	Series 2026-1, Class D, 4.99%, due 11/17/2031	1,176,953
	Exeter Automobile Receivables Trust
261,000	Series 2025-1A, Class C, 5.09%, due 5/15/2031	264,602
608,000	Series 2025-1A, Class D, 5.49%, due 5/15/2031	618,193
1,450,000	Series 2026-1A, Class D, 5.00%, due 5/17/2032	1,452,561
935,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, due 12/15/2031	943,251
	GLS Auto Receivables Issuer Trust
420,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	426,850 (a)
542,000	Series 2025-4A, Class C, 4.74%, due 8/15/2031	546,728 (a)
352,000	Series 2025-4A, Class D, 5.13%, due 8/15/2031	353,983 (a)
1,171,000	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class B, 4.52%, due 12/15/2031	1,168,439 (a)
	GLS Auto Select Receivables Trust
488,197	Series 2025-1A, Class A2, 4.71%, due 4/15/2030	491,701 (a)
503,412	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	506,709 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	57,527 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	62,130 (a)
72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	73,482 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	150,508 (a)
	Huntington Bank Auto Credit-Linked Notes
233,015	Series 2024-1, Class B1, 6.15%, due 5/20/2032	236,837 (a)
339,066	Series 2024-2, Class B1, 5.44%, due 10/20/2032	342,727 (a)
291,000	Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3, 3.88%, due 4/16/2029	291,321
936,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	938,263 (a)
469,728	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	465,575 (a)
	Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	88,170
449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	457,849
445,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	450,653
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
SCCU Auto Receivables Trust
$190,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	$192,516 (a)
174,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	175,507 (a)
113,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	114,167 (a)
SFS Auto Receivables Securitization Trust
540,000	Series 2025-3A, Class A3, 4.12%, due 4/21/2031	542,208 (a)
540,000	Series 2024-3A, Class A4, 4.60%, due 11/20/2031	546,610 (a)
421,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	432,996 (a)
Stellantis Financial Underwritten Enhanced Lease Trust
440,000	Series 2025-BA, Class B, 4.47%, due 7/20/2029	443,372 (a)
440,000	Series 2025-BA, Class C, 4.71%, due 1/22/2030	443,395 (a)
543,000	Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3, 3.84%, due 6/17/2030	543,689
63,250	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	63,882 (a)
Westlake Automobile Receivables Trust
11,885	Series 2024-1A, Class A3, 5.44%, due 5/17/2027	11,892 (a)
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	228,381 (a)
313,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	316,653 (a)
468,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	472,855 (a)
725,000	World Omni Auto Receivables Trust, Series 2025-D, Class A3, 3.95%, due 3/17/2031	726,799
20,161,075
Home Equity 1.1%
348,784	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	353,452 (a)
JP Morgan Mortgage Trust
149,936	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/20/2054	150,488 (a)(c)
117,143	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.80%, due 5/20/2054	117,859 (a)(c)
312,131	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.20%, due 8/25/2054	313,122 (a)(c)
81,686	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.70%, due 8/25/2054	82,208 (a)(c)
1,075,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.15%, due 3/20/2056	1,079,643 (a)(c)
490,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/20/2056	492,430 (a)(c)
395,000	Series 2025-HE3, Class M3, (30 day USD SOFR Average + 2.10%), 5.80%, due 3/20/2056	397,722 (a)(c)
698,266	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2055	701,736 (a)(c)
RCKT Mortgage Trust
491,453	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	492,919 (a)
745,354	Series 2025-CES10, Class A1B, 5.00%, due 11/25/2055	747,571 (a)
1,230,130	Series 2025-CES11, Class A1B, 5.12%, due 11/25/2055	1,235,815 (a)
221,000	Series 2025-CES11, Class A2, 5.23%, due 11/25/2055	221,690 (a)
Towd Point Mortgage Trust
299,155	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	301,074 (a)
482,735	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	487,292 (a)
1,429,000	Series 2026-CES1, Class A1, 4.96%, due 12/25/2065	1,428,047 (a)
8,603,068
Other 14.0%
586,957	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	598,297 (a)
AGL CLO 46 Ltd.
2,500,000	Series 2025-46A, Class A1, (3 mo. USD Term SOFR + 1.19%), 4.86%, due 1/22/2039	2,506,441 (a)(c)
2,500,000	Series 2025-46A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.22%, due 1/22/2039	2,516,926 (a)(c)
361,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	367,818 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
Apidos CLO XLVI Ltd.
$2,500,000	Series 2023-46A, Class A1R, (3 mo. USD Term SOFR + 1.20%), 5.11%, due 10/24/2038	$2,508,500 (a)(c)
2,500,000	Series 2023-46A, Class D1R, (3 mo. USD Term SOFR + 2.60%), 6.51%, due 10/24/2038	2,517,509 (a)(c)
284,614	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	262,585 (a)
2,700,000	Arini U.S. CLO IV Ltd., Series 4A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 1/15/2039	2,711,146 (a)(c)
Bain Capital Credit CLO Ltd.
2,000,000	Series 2025-4A, Class A1, (3 mo. USD Term SOFR + 1.24%), 5.10%, due 1/17/2039	2,007,512 (a)(c)
1,250,000	Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.60%), 6.46%, due 1/17/2039	1,257,550 (a)(c)
Barings Equipment Finance LLC
918,000	Series 2025-A, Class A3, 4.82%, due 8/13/2032	937,869 (a)
543,000	Series 2025-B, Class A3, 4.13%, due 10/13/2032	544,500 (a)
1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class D1RR, (3 mo. USD Term SOFR + 2.70%), 6.37%, due 10/15/2038	1,007,021 (a)(c)
1,300,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3 mo. USD Term SOFR + 1.31%), 4.98%, due 1/25/2038	1,305,693 (a)(c)
Blue Stream Issuer LLC
300,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	301,656 (a)
180,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	181,965 (a)
466,992	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	477,323 (a)
Castlelake Aircraft Structured Trust
298,896	Series 2025-1A, Class B, 6.50%, due 2/15/2050	302,369 (a)
502,153	Series 2025-2A, Class A, 5.47%, due 8/15/2050	506,328 (a)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	101,681 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	101,921 (a)
128,019	Series 2023-2, Class A2, 6.28%, due 4/14/2032	129,470 (a)
1,182,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	1,185,165 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	212,194 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	137,878 (a)
Compass Datacenters Issuer II LLC
370,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	372,941 (a)
630,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	642,304 (a)
577,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	577,806 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
137,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	140,285 (a)
1,675,000	Series 2025-1A, Class B, 6.51%, due 5/20/2055	1,720,629 (a)
86,546	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	88,209 (a)
CyrusOne Data Centers Issuer I LLC
678,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	683,363 (a)
745,000	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	730,543 (a)
Dell Equipment Finance Trust
640,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	649,308 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	172,341 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 6.58%, due 4/18/2031	1,003,976 (a)(c)
1,625,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3 mo. USD Term SOFR + 1.34%), 5.01%, due 10/15/2038	1,632,459 (a)(c)
290,253	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	299,814 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,500,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class D, (3 mo. USD Term SOFR + 2.80%), 6.47%, due 7/20/2038	$1,510,977 (a)(c)
1,300,000	Flatiron CLO 26 Ltd., Series 2024-4A, Class A, (3 mo. USD Term SOFR + 1.33%), 5.00%, due 1/15/2038	1,305,533 (a)(c)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.15%, due 10/20/2034	435,759 (a)(c)
Foundation Finance Trust
274,293	Series 2024-2A, Class A, 4.60%, due 3/15/2050	275,338 (a)
894,238	Series 2024-2A, Class B, 4.93%, due 3/15/2050	897,132 (a)
82,800	Series 2024-2A, Class D, 6.59%, due 3/15/2050	84,006 (a)
394,974	Series 2025-1A, Class A, 4.95%, due 4/15/2050	399,416 (a)
370,460	Series 2025-2A, Class A, 4.67%, due 4/15/2052	372,340 (a)
1,293,153	Series 2025-3A, Class A, 4.56%, due 8/15/2052	1,297,080 (a)
2,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 5.01%, due 10/15/2038	2,008,058 (a)(c)
2,000,000	GoldenTree Loan Management U.S. CLO 27 Ltd., Series 2025-27A, Class A, (3 mo. USD Term SOFR + 1.19%), 4.91%, due 1/20/2039	2,003,608 (a)(c)
205,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 5.89%, due 3/1/2028	205,074 (a)(c)
GreatAmerica Leasing Receivables Funding LLC
318,000	Series 2025-1, Class A3, 4.49%, due 4/16/2029	321,155 (a)
542,000	Series 2025-2, Class A3, 4.14%, due 12/17/2029	544,041 (a)
GreenSky Home Improvement Issuer Trust
216,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	218,975 (a)
619,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	625,617 (a)
120,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	121,080 (a)
100,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	100,910 (a)
GreenSky Home Improvement Trust
183,260	Series 2024-1, Class A4, 5.67%, due 6/25/2059	187,652 (a)
312,546	Series 2024-1, Class B, 5.87%, due 6/25/2059	319,518 (a)
510,280	Series 2024-1, Class D, 7.33%, due 6/25/2059	529,915 (a)
Hilton Grand Vacations Trust
51,706	Series 2022-2A, Class A, 4.30%, due 1/25/2037	51,513 (a)
165,156	Series 2022-2A, Class B, 4.74%, due 1/25/2037	165,178 (a)
67,803	Series 2023-1A, Class C, 6.94%, due 1/25/2038	70,002 (a)
132,760	Series 2024-2A, Class C, 5.99%, due 3/25/2038	134,641 (a)
86,672	Series 2024-1B, Class A, 5.75%, due 9/15/2039	88,599 (a)
64,138	Series 2024-1B, Class B, 5.99%, due 9/15/2039	65,553 (a)
34,669	Series 2024-1B, Class C, 6.62%, due 9/15/2039	35,561 (a)
204,310	Series 2024-3A, Class A, 4.98%, due 8/27/2040	206,371 (a)
557,541	Series 2025-1A, Class C, 5.52%, due 5/27/2042	565,145 (a)
406,636	Series 2025-2A, Class B, 4.73%, due 5/25/2044	407,785 (a)
191,267	Series 2025-2A, Class C, 5.12%, due 5/25/2044	192,778 (a)
1,065,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,078,576 (a)
1,620,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, due 2/25/2056	1,620,000 (a)
436,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	442,049 (a)
698,327	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	705,229 (a)
MetroNet Infrastructure Issuer LLC
1,315,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	1,334,505 (a)
335,000	Series 2025-4A, Class B, 5.60%, due 12/20/2055	335,344 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
MidOcean Credit CLO XXI
$2,000,000	Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.26%), 5.12%, due 10/20/2038	$2,006,972 (a)(c)
3,125,000	Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.66%, due 10/20/2038	3,151,717 (a)(c)
MVW LLC
1,038,064	Series 2021-2A, Class A, 1.43%, due 5/20/2039	987,250 (a)
94,945	Series 2021-2A, Class B, 1.83%, due 5/20/2039	90,522 (a)
35,812	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	34,754 (a)
155,204	Series 2024-2A, Class B, 4.58%, due 3/20/2042	154,754 (a)
99,871	Series 2024-2A, Class C, 4.92%, due 3/20/2042	99,701 (a)
129,304	Series 2025-1A, Class B, 5.21%, due 9/22/2042	131,074 (a)
105,210	Series 2025-1A, Class C, 5.75%, due 9/22/2042	106,052 (a)
101,478	Series 2024-1A, Class B, 5.51%, due 2/20/2043	103,059 (a)
56,952	Series 2024-1A, Class C, 6.20%, due 2/20/2043	58,219 (a)
582,501	Series 2025-2A, Class C, 4.97%, due 10/20/2044	582,478 (a)
172,511	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	175,632 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.05%, due 10/15/2037	1,204,186 (a)(c)
OCP CLO Ltd.
2,400,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/20/2038	2,426,015 (a)(c)
2,500,000	Series 2025-48A, Class A, (3 mo. USD Term SOFR + 1.20%), 4.91%, due 12/15/2038	2,507,879 (a)(c)
2,500,000	Series 2025-48A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.16%, due 12/15/2038	2,515,120 (a)(c)
3,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R4, (3 mo. USD Term SOFR + 2.50%), 6.39%, due 2/20/2038	3,016,435 (a)(c)
OneMain Financial Issuance Trust
38,510	Series 2022-2A, Class A, 4.89%, due 10/14/2034	38,533 (a)
1,250,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,275,209 (a)
407,538	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	413,020 (a)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/15/2038	1,004,978 (a)(c)
1,600,000	Rad CLO 18 Ltd., Series 2023-18A, Class D1R, (3 mo. USD Term SOFR + 3.30%), 6.97%, due 7/15/2037	1,612,600 (a)(c)
715,328	RCKT Trust, Series 2025-2A, Class A, 4.48%, due 11/27/2034	716,067 (a)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.22%, due 4/25/2037	1,202,760 (a)(c)
Sierra Timeshare Receivables Funding LLC
914,498	Series 2022-1A, Class A, 3.05%, due 10/20/2038	908,392 (a)
66,962	Series 2022-1A, Class C, 3.94%, due 10/20/2038	66,437 (a)
72,771	Series 2023-1A, Class C, 7.00%, due 1/20/2040	74,704 (a)
71,642	Series 2023-2A, Class C, 7.30%, due 4/20/2040	74,179 (a)
40,948	Series 2022-2A, Class B, 5.04%, due 6/20/2040	41,080 (a)
63,494	Series 2023-3A, Class B, 6.44%, due 9/20/2040	65,490 (a)
374,425	Series 2024-2A, Class A, 5.14%, due 6/20/2041	379,626 (a)
79,461	Series 2024-2A, Class C, 5.83%, due 6/20/2041	80,577 (a)
166,846	Series 2024-3A, Class C, 5.32%, due 8/20/2041	167,622 (a)
232,155	Series 2025-1A, Class A, 4.81%, due 1/21/2042	233,407 (a)
153,545	Series 2024-1A, Class C, 5.94%, due 1/20/2043	155,730 (a)
233,193	Series 2025-2A, Class B, 4.93%, due 4/20/2044	234,719 (a)
151,611	Series 2025-2A, Class C, 5.32%, due 4/20/2044	152,058 (a)
219,897	Series 2025-3A, Class B, 4.64%, due 8/22/2044	219,998 (a)
287,558	Series 2025-3A, Class C, 4.98%, due 8/22/2044	287,158 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.06%, due 10/20/2037	$1,003,562 (a)(c)
904,000	SoFi Consumer Loan Program Trust, Series 2026-1, Class D, 5.06%, due 12/26/2035	906,809 (a)
Sotheby's Artfi Master Trust
634,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	635,359 (a)
977,000	Series 2026-1A, Class C, 5.00%, due 6/20/2033	977,687 (a)(d)
Stack Infrastructure Issuer LLC
590,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	592,335 (a)
548,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	552,150 (a)
605,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	597,551 (a)
1,106,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	1,114,650 (a)
2,000,000	Symphony CLO 51 Ltd., Series 2025-51A, Class A, (3 mo. USD Term SOFR + 1.22%), 4.89%, due 1/28/2039	2,005,804 (a)(c)
191,588	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	187,092 (a)
219,744	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	220,493 (a)
1,500,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 4.97%, due 7/20/2038	1,507,504 (a)(c)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 7.13%, due 4/15/2033	501,229 (a)(c)
T-Mobile U.S. Trust
1,350,000	Series 2024-2A, Class A, 4.25%, due 5/21/2029	1,355,995 (a)
330,000	Series 2025-1A, Class A, 4.74%, due 11/20/2029	334,479 (a)
615,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	622,170 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 6.82%, due 10/20/2037	1,515,912 (a)(c)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.52%, due 1/15/2039	1,007,695 (a)(c)
2,400,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	2,406,335 (a)(c)
2,000,000	Trinitas CLO XXXVII Ltd., Series 2025-37A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 1/22/2039	2,010,213 (a)(c)
Uniti Fiber ABS Issuer LLC
266,000	Series 2025-1A, Class A2, 5.88%, due 4/20/2055	272,207 (a)
735,000	Series 2025-1A, Class B, 6.37%, due 4/20/2055	753,797 (a)
Vantage Data Centers Issuer LLC
680,000	Series 2021-1A, Class A2, 2.17%, due 10/15/2046	667,992 (a)
896,000	Series 2025-2A, Class A2, 5.24%, due 11/15/2055	889,218 (a)
1,048,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	1,039,659 (a)
Verizon Master Trust
965,000	Series 2025-7, Class A1A, 3.96%, due 8/20/2031	967,470
1,350,000	Series 2023-6, Class A, 5.35%, due 9/22/2031	1,398,437 (a)
144,669	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	147,298 (a)
3,000,000	Voya CLO Ltd., Series 2025-5A, Class A1, (1.20% - 3 mo. USD Term SOFR), 0.00%, due 1/15/2039	3,000,888 (a)(c)(d)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class AR, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 10/20/2038	1,204,386 (a)(c)
244,826	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	248,029 (a)
Wireless PropCo Funding LLC
150,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	144,551 (a)
388,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	371,146 (a)
114,579,573
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Real Estate Investment Trusts 0.1%
$432,000	American Tower Trust 1, 5.49%, due 3/15/2053	$439,355 (a)
Student Loan 1.2%
Bayview Opportunity Master Fund VII LLC
62,891	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 6/25/2047	62,786 (a)(c)
26,205	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 6.45%, due 6/25/2047	26,596 (a)(c)
224,032	Series 2025-EDU1, Class A, (30 day USD SOFR Average + 1.30%), 5.00%, due 7/27/2048	224,434 (a)(c)
500,935	Series 2025-EDU1, Class B, (30 day USD SOFR Average + 1.70%), 5.40%, due 7/27/2048	500,934 (a)(c)
387,127	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 7/27/2048	387,128 (a)(c)
Navient Private Education Refi Loan Trust
2,336,787	Series 2020-HA, Class A, 1.31%, due 1/15/2069	2,229,204 (a)
120,541	Series 2021-A, Class A, 0.84%, due 5/15/2069	111,275 (a)
386,098	Series 2021-BA, Class A, 0.94%, due 7/15/2069	354,097 (a)
199,885	Series 2020-FA, Class A, 1.22%, due 7/15/2069	189,727 (a)
1,431,557	Series 2021-CA, Class A, 1.06%, due 10/15/2069	1,318,062 (a)
2,548,268	Series 2021-EA, Class A, 0.97%, due 12/16/2069	2,313,206 (a)
371,110	Series 2021-FA, Class A, 1.11%, due 2/18/2070	334,271 (a)
1,078,312	Series 2021-GA, Class A, 1.58%, due 4/15/2070	984,747 (a)
688,029	Series 2024-A, Class A, 5.66%, due 10/15/2072	705,164 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	476,199 (a)
10,217,830
Total Asset-Backed Securities (Cost $153,160,996)		154,000,901

Corporate Bonds 34.2%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
385,000	7.88%, due 4/1/2030	405,354 (a)
185,000	7.13%, due 2/15/2031	192,918 (a)
495,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	508,269 (a)
1,106,541
Aerospace & Defense 1.6%
1,205,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,247,165 (a)
Boeing Co.
3,880,000	2.70%, due 2/1/2027	3,833,469
4,200,000	6.30%, due 5/1/2029	4,461,334
285,000	Bombardier, Inc., 7.25%, due 7/1/2031	302,574 (a)
1,972,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.54%, due 5/5/2026	1,974,051 (c)
355,000	Goat Holdco LLC, 6.75%, due 2/1/2032	364,593 (a)
TransDigm, Inc.
215,000	4.88%, due 5/1/2029	214,606
670,000	6.63%, due 3/1/2032	692,762 (a)
13,090,554
Agriculture 0.5%
3,685,000	Imperial Brands Finance PLC, 4.50%, due 6/30/2028	3,718,039 (a)
Airlines 0.7%
970,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	980,092 (a)
4,580,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	4,658,482
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
$125,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	$126,241 (d)
5,764,815
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	45,346
390,000	7.35%, due 11/4/2027	407,312
130,000	6.80%, due 5/12/2028	136,038
320,000	2.90%, due 2/10/2029	303,261
470,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	469,610 (a)
Nissan Motor Acceptance Co. LLC
440,000	5.63%, due 9/29/2028	441,509 (a)
360,000	6.13%, due 9/30/2030	359,001 (a)
2,162,077
Auto Parts & Equipment 0.2%
400,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 2/15/2030	418,452 (a)
160,000	Dana, Inc., 4.25%, due 9/1/2030	152,838
530,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	536,329 (a)(f)
ZF North America Capital, Inc.
440,000	6.88%, due 4/14/2028	454,298 (a)
190,000	7.50%, due 3/24/2031	194,748 (a)
1,756,665
Banks 11.4%
Bank of America Corp.
1,620,000	4.38%, due 1/27/2027	1,611,670 (g)(h)
5,070,000	2.55%, due 2/4/2028	4,998,654 (g)
4,660,000	4.62%, due 5/9/2029	4,722,483 (g)
1,640,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	1,613,390 (g)(h)
Barclays PLC
975,000	5.67%, due 3/12/2028	991,671 (g)
2,360,000	4.84%, due 9/10/2028	2,387,357 (g)
Citigroup, Inc.
1,625,000	4.15%, due 11/15/2026	1,614,030 (g)(h)
5,550,000	4.79%, due 3/4/2029	5,630,221 (g)
1,855,000	4.54%, due 9/19/2030	1,870,345 (g)
1,455,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.48%, due 1/28/2028	1,457,724 (c)
Goldman Sachs Group, Inc.
1,625,000	4.13%, due 11/10/2026	1,611,756 (g)(h)
1,000,000	1.43%, due 3/9/2027	997,284 (g)
2,525,000	1.54%, due 9/10/2027	2,487,432 (g)
7,185,000	1.95%, due 10/21/2027	7,077,841 (g)
JPMorgan Chase & Co.
1,625,000	3.65%, due 6/1/2026	1,623,587 (g)(h)
9,495,000	4.92%, due 1/24/2029	9,666,456 (g)
Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	759,728 (g)
2,065,000	5.09%, due 11/26/2028	2,102,451 (g)
2,305,000	M&T Bank Corp., 4.83%, due 1/16/2029	2,342,105 (g)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	826,306
3,980,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 4.92%, due 7/8/2031	4,039,164 (c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Morgan Stanley
$2,845,000	1.59%, due 5/4/2027	$2,827,139 (g)
3,490,000	5.65%, due 4/13/2028	3,555,794 (g)
1,955,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	1,991,628 (g)
PNC Financial Services Group, Inc.
1,645,000	3.40%, due 9/15/2026	1,619,579 (g)(h)
975,000	4.08%, due 1/26/2029	976,374 (g)
350,000	State Street Corp., (Secured Overnight Financing Rate + 0.85%), 4.66%, due 8/3/2026	350,876 (c)
Truist Bank
2,015,000	4.67%, due 5/20/2027	2,018,331 (g)
2,905,000	4.42%, due 7/24/2028	2,921,269 (g)
1,580,000	Truist Financial Corp., 5.10%, due 3/1/2030	1,590,267 (g)(h)
1,650,000	U.S. Bancorp, 3.70%, due 1/15/2027	1,627,039 (g)(h)
2,100,000	UBS Group AG, (Secured Overnight Financing Rate + 0.84%), 4.52%, due 12/23/2029	2,101,371 (a)(c)
Wells Fargo & Co.
1,620,000	3.90%, due 3/15/2026	1,618,205 (g)(h)
2,885,000	3.58%, due 5/22/2028	2,869,403 (g)
5,000,000	(Secured Overnight Financing Rate + 1.37%), 5.04%, due 4/23/2029	5,083,000 (c)
1,645,000	5.15%, due 4/23/2031	1,693,873 (g)
93,275,803
Building Materials 0.3%
385,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/2030	398,505 (a)
305,000	JH North America Holdings, Inc., 5.88%, due 1/31/2031	310,194 (a)
1,280,000	Knife River Corp., 7.75%, due 5/1/2031	1,332,800 (a)
330,000	Standard Industries, Inc., 4.38%, due 7/15/2030	318,355 (a)
2,359,854
Chemicals 0.2%
175,000	Celanese U.S. Holdings LLC, 7.00%, due 2/15/2031	179,003
365,000	Olympus Water U.S. Holding Corp., 4.25%, due 10/1/2028	354,763 (a)
370,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	369,101 (a)
WR Grace Holdings LLC
231,000	4.88%, due 6/15/2027	231,000 (a)
390,000	6.63%, due 8/15/2032	387,846 (a)
1,521,713
Commercial Services 0.6%
1,240,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,292,405 (a)
705,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 6/15/2030	732,146 (a)
190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	184,312 (a)
385,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	402,342 (a)
190,000	Garda World Security Corp., 6.50%, due 1/15/2031	194,762 (a)
Herc Holdings, Inc.
290,000	6.63%, due 6/15/2029	300,119 (a)
780,000	7.00%, due 6/15/2030	818,659 (a)
215,000	Veritiv Operating Co., 10.50%, due 11/30/2030	230,211 (a)
585,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	575,227 (a)
360,000	Williams Scotsman, Inc., 6.63%, due 6/15/2029	372,190 (a)
5,102,373
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Computers 0.2%
$480,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	$488,945 (a)
1,015,000	Science Applications International Corp., 4.88%, due 4/1/2028	1,012,431 (a)
1,501,376
Cosmetics - Personal Care 0.0%‡
200,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	202,437 (a)
Distribution - Wholesale 0.3%
240,000	Gates Corp., 6.88%, due 7/1/2029	249,488 (a)
530,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	510,534 (a)
1,655,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,743,936 (a)
2,503,958
Diversified Financial Services 2.0%
4,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	4,445,369
6,163,000	American Express Co., (Secured Overnight Financing Rate + 0.81%), 4.48%, due 7/20/2029	6,182,728 (c)
Azorra Finance Ltd.
475,000	7.75%, due 4/15/2030	499,885 (a)
150,000	7.25%, due 1/15/2031	157,101 (a)
110,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	115,069 (a)
825,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	853,983 (a)
755,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	793,817 (a)
330,000	Navient Corp., 5.50%, due 3/15/2029	322,773
OneMain Finance Corp.
620,000	7.88%, due 3/15/2030	654,014
400,000	6.13%, due 5/15/2030	407,758
825,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	851,726 (a)
270,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	283,203 (a)
555,000	Rocket Cos., Inc., 6.13%, due 8/1/2030	568,214 (a)
180,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	182,700 (a)
16,318,340
Electric 1.9%
740,000	Alpha Generation LLC, 6.75%, due 10/15/2032	767,233 (a)
5,400,000	Constellation Energy Generation LLC, 3.90%, due 1/8/2028	5,393,647
2,215,000	Dominion Energy, Inc., 4.60%, due 5/15/2028	2,242,604
890,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.63%, due 2/4/2028	895,180 (c)
340,000	NRG Energy, Inc., 10.25%, due 3/15/2028	374,422 (a)(g)(h)
347,764	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	351,493
3,395,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	3,455,920
430,000	Vistra Corp., 7.00%, due 12/15/2026	436,503 (a)(g)(h)
Vistra Operations Co. LLC
360,000	7.75%, due 10/15/2031	380,924 (a)
590,000	6.95%, due 10/15/2033	654,227 (a)
XPLR Infrastructure Operating Partners LP
140,000	4.50%, due 9/15/2027	138,727 (a)
190,000	7.25%, due 1/15/2029	196,058 (a)
190,000	8.38%, due 1/15/2031	199,580 (a)
15,486,518
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics 0.1%
$790,000	Imola Merger Corp., 4.75%, due 5/15/2029	$777,302 (a)
265,000	Sensata Technologies BV, 5.88%, due 9/1/2030	268,939 (a)
1,046,241
Engineering & Construction 0.2%
260,000	Arcosa, Inc., 4.38%, due 4/15/2029	255,586 (a)
105,000	Artera Services LLC, 8.50%, due 2/15/2031	85,349 (a)
985,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	987,047 (a)
1,327,982
Entertainment 0.2%
100,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	103,262 (a)
200,000	Churchill Downs, Inc., 5.75%, due 4/1/2030	201,084 (a)
295,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	294,909 (a)
230,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	225,939 (a)
200,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	195,523 (a)
580,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	556,919
55,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	56,125 (a)
1,633,761
Food 0.2%
1,640,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 3/31/2031	1,642,901 (a)
200,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	202,524 (a)
1,845,425
Food Service 0.1%
855,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	860,923 (a)
Healthcare - Products 0.1%
530,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	552,525 (a)
570,000	Medline Borrower LP, 5.25%, due 10/1/2029	570,985 (a)
1,123,510
Healthcare - Services 0.2%
125,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	123,515 (a)
400,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	429,134 (a)
570,000	Star Parent, Inc., 9.00%, due 10/1/2030	601,619 (a)
200,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.17%, due 7/15/2026	200,317 (c)
1,354,585
Home Builders 0.0%‡
145,000	LGI Homes, Inc., 4.00%, due 7/15/2029	133,072 (a)
Insurance 1.0%
700,000	Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/6/2030	724,704 (a)
500,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 1/15/2031	518,379 (a)
240,000	AmWINS Group, Inc., 6.38%, due 2/15/2029	246,260 (a)
3,825,000	Athene Global Funding, 4.95%, due 1/7/2027	3,856,620 (a)
390,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	401,046 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
HUB International Ltd.
$160,000	5.63%, due 12/1/2029	$159,832 (a)
520,000	7.25%, due 6/15/2030	542,544 (a)
330,000	7.38%, due 1/31/2032	345,677 (a)
1,700,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.59%, due 8/18/2028	1,701,683 (a)(c)
8,496,745
Internet 1.0%
4,885,000	Alphabet, Inc., (Secured Overnight Financing Rate + 0.52%), 4.32%, due 11/15/2028	4,923,583 (c)
2,300,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	2,290,577 (a)
1,020,000	Wayfair LLC, 7.25%, due 10/31/2029	1,066,500 (a)
8,280,660
Iron - Steel 0.1%
500,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	525,478 (a)
Leisure Time 0.3%
505,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	516,141 (a)
1,315,000	Patrick Industries, Inc., 4.75%, due 5/1/2029	1,301,702 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	160,645 (a)
250,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	250,011 (a)
2,228,499
Machinery - Construction & Mining 0.2%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	336,693 (a)
1,485,000	Terex Corp., 5.00%, due 5/15/2029	1,480,303 (a)
1,816,996
Machinery - Diversified 0.1%
1,000,000	ATS Corp., 4.13%, due 12/15/2028	975,653 (a)
Media 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
28,000	5.13%, due 5/1/2027	28,012 (a)
415,000	6.38%, due 9/1/2029	418,967 (a)
400,000	4.50%, due 8/15/2030	375,936 (a)
540,000	McGraw-Hill Education, Inc., 5.75%, due 8/1/2028	542,393 (a)
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	253,973 (a)
1,619,281
Metal Fabricate - Hardware 0.0%‡
60,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	61,346 (a)
Mining 0.1%
265,000	Constellium SE, 5.63%, due 6/15/2028	265,233 (a)
Novelis Corp.
200,000	4.75%, due 1/30/2030	193,866 (a)
385,000	6.88%, due 1/30/2030	399,034 (a)
858,133
Miscellaneous Manufacturer 0.1%
370,000	Avient Corp., 7.13%, due 8/1/2030	380,584 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 1.1%
$530,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	$533,594 (a)
545,000	Caturus Energy LLC, 8.50%, due 2/15/2030	568,233 (a)
220,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	220,273 (a)
4,825,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	4,891,782
Hilcorp Energy I LP/Hilcorp Finance Co.
220,000	6.25%, due 11/1/2028	221,806 (a)
215,000	5.75%, due 2/1/2029	215,052 (a)
1,135,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	1,138,812 (a)
415,000	SM Energy Co., 8.38%, due 7/1/2028	427,159 (a)
405,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	400,770 (a)
8,617,481
Oil & Gas Services 0.2%
740,000	Kodiak Gas Services LLC, 7.25%, due 2/15/2029	767,539 (a)
385,000	Star Holding LLC, 8.75%, due 8/1/2031	385,940 (a)
530,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	548,772 (a)
270,000	WBI Operating LLC, 6.25%, due 10/15/2030	272,025 (a)
1,974,276
Packaging & Containers 0.3%
180,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, due 9/1/2028	173,135 (a)
745,000	Graphic Packaging International LLC, 3.75%, due 2/1/2030	703,657 (a)
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	590,875 (a)
135,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	140,572 (a)
738,000	Trivium Packaging Finance BV, 8.25%, due 7/15/2030	787,501 (a)
2,395,740
Pharmaceuticals 1.9%
200,000	AdaptHealth LLC, 6.13%, due 8/1/2028	200,731 (a)
5,280,000	CVS Health Corp., 4.30%, due 3/25/2028	5,297,283
90,000	Grifols SA, 4.75%, due 10/15/2028	88,667 (a)
6,410,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.34%, due 11/5/2028	6,444,252 (c)
3,655,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.27%, due 11/15/2027	3,669,524 (c)
15,700,457
Pipelines 1.7%
530,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 6/15/2029	530,918 (a)
Enbridge, Inc.
360,000	5.90%, due 11/15/2026	365,083
1,210,000	4.60%, due 6/20/2028	1,226,732
1,600,000	4.20%, due 11/20/2028	1,604,325
Energy Transfer LP
980,000	6.05%, due 12/1/2026	995,574
2,070,000	5.55%, due 2/15/2028	2,128,870
390,000	Excelerate Energy LP, 8.00%, due 5/15/2030	417,058 (a)
485,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	505,601
2,255,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	2,313,993
Kinetik Holdings LP
210,000	6.63%, due 12/15/2028	216,241 (a)
200,000	5.88%, due 6/15/2030	202,387 (a)
1,330,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	1,349,651 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$590,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	$603,981 (a)
300,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	308,791 (a)
695,000	Western Midstream Operating LP, 7.25%, due 4/1/2030	739,621 (a)
13,508,826
Real Estate Investment Trusts 0.6%
845,000	American Tower Corp., 1.45%, due 9/15/2026	831,899
230,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	226,954 (a)
400,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	429,773
390,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	381,892 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
250,000	5.88%, due 10/1/2028	250,003 (a)
465,000	7.00%, due 2/1/2030	479,075 (a)
425,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	403,308 (a)
Starwood Property Trust, Inc.
360,000	7.25%, due 4/1/2029	379,664 (a)
330,000	6.50%, due 7/1/2030	343,650 (a)
XHR LP
790,000	4.88%, due 6/1/2029	778,776 (a)
540,000	6.63%, due 5/15/2030	557,686 (a)
5,062,680
Retail 0.3%
330,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	337,954 (a)
1,385,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	1,421,731 (a)
230,000	Nordstrom, Inc., 4.00%, due 3/15/2027	227,259
195,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	195,511 (a)(d)
115,000	Staples, Inc., 10.75%, due 9/1/2029	113,003 (a)
2,295,458
Semiconductors 1.9%
Broadcom, Inc.
1,760,000	4.60%, due 7/15/2030	1,784,630
2,500,000	4.20%, due 10/15/2030	2,492,397
3,350,000	4.30%, due 1/15/2031	3,347,946
4,345,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	4,554,650 (a)
3,410,000	Intel Corp., 3.75%, due 8/5/2027	3,396,357
15,575,980
Software 0.2%
80,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	77,588 (a)
630,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	585,713 (a)
730,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	725,450 (a)
120,000	CoreWeave, Inc., 9.25%, due 6/1/2030	118,128 (a)
340,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	334,578 (a)
1,841,457
Telecommunications 1.3%
AT&T, Inc.
1,115,000	1.65%, due 2/1/2028	1,065,992
2,935,000	4.70%, due 8/15/2030	2,982,969
2,700,000	4.55%, due 11/1/2032	2,680,789
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$195,000	Fibercop SpA, 6.38%, due 11/15/2033	$197,488 (a)
2,425,000	Orange SA, 4.00%, due 1/13/2029	2,426,298 (a)
130,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 4/15/2028	129,717 (a)
645,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	675,654 (a)
241,252	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	235,572 (a)
		10,394,479
Transportation 0.1%
695,000	XPO, Inc., 7.13%, due 6/1/2031	721,607 (a)
Trucking & Leasing 0.1%
	FTAI Aviation Investors LLC
880,000	5.50%, due 5/1/2028	880,846 (a)
160,000	7.00%, due 5/1/2031	168,347 (a)
		1,049,193
Total Corporate Bonds (Cost $277,762,114)		279,577,571

Loan Assignments(c) 2.5%
Biotechnology 0.1%
1,000,000	BioMarin Pharmaceutical, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/28/2033	1,000,000 (i)(j)
Capital Markets 0.1%
446,475	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 12/15/2031	442,680
Chemicals 0.0%‡
328,342	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 6/20/2031	323,252
Commercial Services & Supplies 0.0%‡
435,000	Pye-Barker Fire & Safety LLC, Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.20%, due 12/16/2032	434,817
Construction Materials 0.2%
500,000	Potters Industries LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 12/23/2032	499,220
882,216	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 4/14/2031	882,217
		1,381,437
Containers & Packaging 0.1%
858,241	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 4/1/2032	853,203
Health Care Equipment & Supplies 0.1%
850,000	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 1/15/2031	855,312
Health Care Providers & Services 0.3%
436,700	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.17%, due 11/8/2032	435,905
1,000,000	Ensemble RCM LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/28/2033	988,750 (i)(j)(k)
527,337	LifePoint Health, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 5/19/2031	526,789
422,475	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 9/27/2030	422,551
		2,373,995
Health Care Technology 0.1%
1,000,000	Hologic, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/14/2033	992,380 (i)(j)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Independent Power & Renewable Electricity Producers 0.0%‡
$402,600	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 2/26/2032	$402,350
Insurance 0.1%
446,625	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/19/2031	445,089
335,198	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 6/20/2030	334,924
435,589	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 9/29/2030	434,282
		1,214,295
IT Services 0.3%
1,000,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR), due 1/28/2033	983,330 (i)(j)
1,182,030	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 7/31/2031	1,176,675
		2,160,005
Leisure Products 0.1%
435,600	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 6 mo. USD Term SOFR + 2.25%), 5.92% – 5.95%, due 2/27/2032	435,600 (k)(l)
Life Sciences Tools & Services 0.1%
500,000	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 12/12/2031	499,585
Machinery 0.1%
446,625	EMRLD Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.25%), 6.12%, due 8/4/2031	445,790
Media 0.1%
436,700	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 2/13/2032	434,953
498,741	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.91%, due 12/15/2031	497,893
		932,846
Passenger Airlines 0.1%
643,466	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/20/2028	643,466
Software 0.2%
378,100	Applied Systems, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.17%, due 2/24/2031	374,731
	Kaseya, Inc.
498,744	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 3/20/2032	479,418
500,000	Term Loan B, (1 mo. USD Term SOFR), due 3/20/2032	480,625 (i)(j)
		1,334,774
Specialty Retail 0.3%
661,659	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 1/23/2032	660,831
797,911	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.18%, due 4/17/2028	789,669
635,258	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.18%, due 3/3/2028	633,594
780,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 8/18/2032	778,830
		2,862,924
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Transportation Infrastructure 0.1%
$435,600	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/23/2031	$435,500
Total Loan Assignments (Cost $20,072,723)		20,024,211

Municipal Notes 0.6%
New York 0.6%
5,165,069	Mizuho Floater Residual Trust Revenue, (LOC: Mizuho Capital Markets LLC), Series 2023, 4.07%, due 12/1/2052 (Cost $5,165,069)	5,165,069 (a)
Number of Shares
Short-Term Investments 5.2%
Investment Companies 5.2%
42,955,071	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(m) (Cost $42,955,071)	42,955,071
Total Investments 98.4% (Cost $802,467,744)		804,392,550
Other Assets Less Liabilities 1.6%		12,932,317 (n)(o)
Net Assets 100.0%		$817,324,867

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $381,475,013, which represents 46.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2026.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(d)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $9,337,541, which represents 1.1% of net assets of the Fund.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	All or a portion of this security had not settled as of January 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Value determined using significant unobservable inputs.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
(l)	The stated interest rates represent the range of rates at January 31, 2026 of the underlying contracts within the Loan Assignment.
(m)	Represents 7-day effective yield as of January 31, 2026.
(n)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
(o)	As of January 31, 2026, the value of unfunded loan commitments was $64,973 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$663,070,900	81.1%
Cayman Islands	57,671,558	7.1%
United Kingdom	10,631,380	1.3%
Jersey	7,535,928	0.9%
Ireland	5,214,837	0.6%
Canada	4,669,129	0.6%
Japan	4,039,164	0.5%
France	2,426,298	0.3%
Switzerland	2,101,371	0.3%
Luxembourg	1,292,405	0.2%
Germany	1,185,375	0.1%
Netherlands	787,501	0.1%
Australia	525,478	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	286,155	0.0%
Short-Term Investments and Other Assets—Net	55,887,388	6.8%
	$817,324,867	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	2,493	U.S. Treasury Note, 2 Year	$519,771,025	$(649,227)
Total Long Positions			$519,771,025	$(649,227)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	52	U.S. Treasury Long Bond	$(5,986,500)	$65,875
3/2026	71	U.S. Treasury Note, 10 Year	(7,939,797)	94,297
3/2026	789	U.S. Treasury Note, 5 Year	(85,945,524)	484,039
3/2026	107	U.S. Treasury Note, Ultra 10 Year	(12,214,719)	185,578
3/2026	18	U.S. Treasury Ultra Bond	(2,113,875)	56,812
Total Short Positions			$(114,200,415)	$886,601
Total Futures				$237,374
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$32,904,610	$—	$32,904,610
Mortgage-Backed Securities#	—	269,765,117	—	269,765,117
Asset-Backed Securities#	—	154,000,901	—	154,000,901
Corporate Bonds#	—	279,577,571	—	279,577,571
Loan Assignments
Health Care Providers & Services	—	1,385,245	988,750	2,373,995
Leisure Products	—	—	435,600	435,600
Other Loan Assignments#	—	17,214,616	—	17,214,616
Total Loan Assignments	—	18,599,861	1,424,350	20,024,211
Municipal Notes#	—	5,165,069	—	5,165,069
Short-Term Investments	—	42,955,071	—	42,955,071
Total Investments	$—	$802,968,200	$1,424,350	$804,392,550

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Loan Assignments(1)(2)	$—	$—	$—	$(8)	$998	$(1)	$435	$—	$1,424	$(8)
Total	$—	$—	$—	$(8)	$998	$(1)	$435	$—	$1,424	$(8)
(1) Transfers into Level 3 were attributable to observable market data becoming unobservable for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(2) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$886,601	$—	$—	$886,601
Liabilities	(649,227)	—	—	(649,227)
Total	$237,374	$—	$—	$237,374

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)
January 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 2.2%
U.S. Treasury Bonds
$190,000	4.63%, due 2/15/2055 - 11/15/2055	$182,030
230,000	4.75%, due 8/15/2055	224,933
U.S. Treasury Notes
55,000	3.50%, due 11/30/2030	54,291
205,000	4.63%, due 2/15/2035	211,454
195,000	4.25%, due 5/15/2035 - 8/15/2035	195,296
330,000	4.00%, due 11/15/2035	323,245
Total U.S. Treasury Obligations (Cost $1,201,758)		1,191,249
U.S. Government Agency Securities 0.2%
80,000	Tennessee Valley Authority, 5.25%, due 2/1/2055 (Cost $78,830)	79,278

Mortgage-Backed Securities 27.0%
Collateralized Mortgage Obligations 5.6%
Angel Oak Mortgage Trust
121,524	Series 2022-5, Class A1, 4.50%, due 5/25/2067	121,000 (a)
63,196	Series 2025-10, Class A3, 5.37%, due 9/25/2070	63,498 (a)
93,954	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	95,485 (a)(b)
Connecticut Avenue Securities Trust
120,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.20%, due 3/25/2042	123,353 (a)(c)
120,000	Series 2022-R05, Class 2M2, (30 day USD SOFR Average + 3.00%), 6.70%, due 4/25/2042	122,620 (a)(c)
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 7.55%, due 5/25/2042	118,881 (a)(c)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.35%, due 6/25/2042	120,792 (a)(c)
120,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.40%, due 7/25/2043	123,300 (a)(c)
95,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2045	95,237 (a)(c)
167,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 9/25/2045	167,424 (a)(c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
101,557	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.20%, due 10/25/2041	101,905 (a)(c)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 7.40%, due 9/25/2042	140,558 (a)(c)
103,597	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.15%, due 10/25/2044	103,662 (a)(c)
67,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 5.35%, due 2/25/2045	67,146 (a)(c)
96,423	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	96,915 (a)(b)
JP Morgan Mortgage Trust
47,569	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	48,066 (a)
188,603	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2065	189,292 (a)(b)
132,489	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	133,300 (a)(b)
Morgan Stanley Residential Mortgage Loan Trust
97,953	Series 2025-NQM2, Class A1, 5.63%, due 1/25/2070	99,112 (a)(b)
98,886	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	99,574 (a)(b)
91,589	New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	92,979 (a)
OBX Trust
78,776	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	79,649 (a)
71,946	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	73,040 (a)
Verus Securitization Trust
106,645	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	107,456 (a)(b)
84,077	Series 2024-4, Class A1, 6.22%, due 6/25/2069	85,267 (a)
89,789	Series 2024-7, Class A1, 5.10%, due 9/25/2069	90,183 (a)(b)
84,977	Series 2025-3, Class A3, 5.93%, due 5/25/2070	85,934 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$118,406	Series 2025-6, Class A3, 5.72%, due 7/25/2070	$119,509 (a)
2,965,137
Commercial Mortgage-Backed 8.3%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	119,375 (a)(b)
55,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	56,273 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	103,757 (a)(b)
BANK5
26,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	26,764 (b)
85,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	75,944 (a)
32,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	32,602 (b)
46,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	47,758 (b)
BBCMS Mortgage Trust
100,000	Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.00%, due 3/15/2037	90,510 (a)(c)
74,000	Series 2024-C24, Class C, 6.00%, due 2/15/2057	73,708
114,000	Series 2025-C32, Class B, 6.13%, due 2/15/2062	119,492
Benchmark Mortgage Trust
55,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	56,110 (b)
95,000	Series 2024-V7, Class B, 6.85%, due 5/15/2056	99,534 (b)
41,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	41,586 (b)
71,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	73,709 (b)
BLP Commercial Mortgage Trust
95,289	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	95,289 (a)(c)
59,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 12/15/2042	59,147 (a)(c)
BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	73,767 (b)
74,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	74,428 (b)
26,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	26,554 (b)
BX Trust
113,207	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	112,782 (a)(c)
90,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	86,353 (a)
100,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	100,631 (a)(c)
80,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	81,273 (a)(b)
78,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	78,439 (a)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	100,375 (a)(c)
102,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	104,589 (a)(b)
CHI Commercial Mortgage Trust
100,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	101,322 (a)(b)
100,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	104,061 (a)(b)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, due 8/10/2044	74,346 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	100,497 (a)(b)
134,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-171, Class A2, 4.40%, due 6/25/2035	132,979 (b)
25,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.35%, due 2/10/2056	25,230 (b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.80%, due 11/10/2052	44,818 (b)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	103,907 (a)(b)
152,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	152,665 (a)(c)
IP Mortgage Trust
22,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	22,390 (a)(b)
36,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	36,688 (a)(b)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,393 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$100,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	$101,196 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	90,750 (a)
132,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.57%, due 10/15/2042	134,875 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	95,348 (a)(b)
25,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	26,950 (b)
100,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	103,717 (a)(b)
	NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	100,500 (a)(c)
64,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	64,947 (a)(b)
84,001	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	81,090 (a)
105,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.24%, due 7/15/2039	108,114 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class E, (1 mo. USD Term SOFR + 3.19%), 6.87%, due 12/15/2039	100,531 (a)(c)
100,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	100,529 (a)(b)
50,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	51,094 (a)(b)
41,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.19%, due 5/15/2038	40,847 (a)(c)
115,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	114,712 (a)(c)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 12/15/2039	125,234 (a)(c)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	44,672 (b)
		4,414,151
Federal Home Loan Mortgage Corp. 6.2%
	Pass-Through Certificates
221,461	3.00%, due 6/1/2052	196,685
359,450	3.50%, due 5/1/2052	332,830
386,498	4.00%, due 12/1/2052	369,710
344,577	4.50%, due 9/1/2052 - 5/1/2053	339,100
325,978	5.00%, due 11/1/2053 - 10/1/2054	326,634
1,045,395	5.50%, due 11/1/2053 - 11/1/2054	1,060,388
670,199	6.00%, due 5/1/2054 - 5/1/2055	687,496
		3,312,843
Federal National Mortgage Association 5.8%
	Pass-Through Certificates
1,172,459	3.00%, due 5/1/2052 - 4/1/2053	1,084,173
364,645	4.50%, due 4/1/2053 - 7/1/2053	358,419
1,302,468	5.00%, due 12/1/2052 - 11/1/2055	1,304,888
307,013	5.50%, due 10/1/2054 - 8/1/2055	312,762
		3,060,242
Government National Mortgage Association 1.1%
	Pass-Through Certificates
216,458	4.50%, due 11/20/2054	211,616
141,003	5.00%, due 2/20/2053 - 5/20/2055	141,569
223,448	5.50%, due 12/20/2054 - 8/20/2055	226,176
		579,361
Total Mortgage-Backed Securities (Cost $14,140,746)		14,331,734
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities 12.4%
Automobiles 1.8%
$100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class B, 4.46%, due 2/20/2030	$99,913 (a)
34,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	34,329
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	125,062
62,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	63,011 (a)
GLS Auto Select Receivables Trust
119,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	121,204 (a)
22,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,453 (a)
100,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	100,242 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	138,680
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	128,571 (a)
Westlake Automobile Receivables Trust
68,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	69,330 (a)
77,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	77,899 (a)
980,694
Home Equity 0.6%
74,919	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 4.90%, due 10/20/2054	75,015 (a)(c)
103,265	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2055	103,778 (a)(c)
144,262	RCKT Mortgage Trust, Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	144,693 (a)
323,486
Other 9.3%
500,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 4.81%, due 1/20/2038	500,500 (a)(c)
100,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	101,889 (a)
128,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	130,770 (a)
69,795	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	71,339 (a)
500,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/15/2038	501,344 (a)(c)
100,000	CCG Receivables Trust, Series 2025-1, Class B, 4.69%, due 10/14/2032	101,139 (a)
120,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	120,679 (a)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	102,724 (a)
CyrusOne Data Centers Issuer I LLC
38,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	37,469 (a)
66,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	66,522 (a)
70,657	Foundation Finance Trust, Series 2025-1A, Class A, 4.95%, due 4/15/2050	71,452 (a)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	101,377 (a)
64,481	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	64,240 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,275 (a)
119,475	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	120,656 (a)
107,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	108,587 (a)
MVW LLC
36,584	Series 2023-1A, Class C, 6.54%, due 10/20/2040	37,532 (a)
45,191	Series 2023-2A, Class B, 6.33%, due 11/20/2040	46,237 (a)
84,350	Series 2024-2A, Class B, 4.58%, due 3/20/2042	84,105 (a)
80,313	Series 2025-1A, Class B, 5.21%, due 9/22/2042	81,412 (a)
51,775	Series 2024-1A, Class A, 5.32%, due 2/20/2043	52,689 (a)
97,084	Series 2025-2A, Class C, 4.97%, due 10/20/2044	97,080 (a)
125,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	127,521 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$84,401	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	$85,537 (a)
130,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 2/15/2029	131,370 (a)
500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 4.82%, due 4/17/2038	500,956 (a)(c)
Sotheby's Artfi Master Trust
100,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	100,214 (a)
100,000	Series 2026-1A, Class C, 5.00%, due 6/20/2033	100,070 (a)(d)
115,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.90%, due 7/25/2048	115,455 (a)
106,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	106,829 (a)
112,987	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	104,993 (a)
500,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	501,320 (a)(c)
131,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	134,057 (a)
153,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	151,782 (a)
Wireless PropCo Funding LLC
27,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	26,019 (a)
26,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	24,871 (a)
4,912,011
Student Loan 0.7%
224,032	Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 7/27/2048	224,032 (a)(c)
Navient Private Education Refi Loan Trust
42,772	Series 2020-CA, Class A2A, 2.15%, due 11/15/2068	41,331 (a)
63,895	Series 2021-BA, Class A, 0.94%, due 7/15/2069	58,600 (a)
43,161	Series 2021-CA, Class A, 1.06%, due 10/15/2069	39,739 (a)
363,702
Total Asset-Backed Securities (Cost $6,529,867)		6,579,893

Corporate Bonds 51.0%
Advertising 0.3%
170,000	Clear Channel Outdoor Holdings, Inc., 7.13%, due 2/15/2031	177,276 (a)
Aerospace & Defense 1.4%
Boeing Co.
235,000	5.04%, due 5/1/2027	237,473
70,000	3.90%, due 5/1/2049	52,313
120,000	Bombardier, Inc., 7.00%, due 6/1/2032	125,966 (a)
80,000	Goat Holdco LLC, 6.75%, due 2/1/2032	82,162 (a)
TransDigm, Inc.
230,000	6.88%, due 12/15/2030	239,565 (a)
10,000	7.13%, due 12/1/2031	10,487 (a)
747,966
Agriculture 1.2%
Imperial Brands Finance PLC
200,000	5.50%, due 2/1/2030	207,525 (a)
200,000	5.63%, due 7/1/2035	204,525 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Agriculture – cont'd
$200,000	6.38%, due 7/1/2055	$205,787 (a)
617,837
Airlines 0.1%
70,000	American Airlines, Inc., 8.50%, due 5/15/2029	73,044 (a)
Auto Manufacturers 0.3%
135,000	General Motors Co., 6.80%, due 10/1/2027	140,335
Auto Parts & Equipment 0.3%
160,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	153,986
Banks 8.4%
Bank of America Corp.
75,000	4.38%, due 1/27/2027	74,614 (e)(f)
410,000	5.51%, due 1/24/2036	425,615 (e)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	34,432 (e)(f)
Citigroup, Inc.
35,000	3.88%, due 2/18/2026	34,944 (e)(f)
80,000	3.89%, due 1/10/2028	79,899 (e)
35,000	7.00%, due 8/15/2034	36,646 (e)(f)
195,000	6.02%, due 1/24/2036	203,288 (e)
150,000	Deutsche Bank AG, 4.95%, due 8/4/2031	151,753 (e)
Fifth Third Bancorp
125,000	4.57%, due 4/29/2032	124,888 (e)
80,000	5.14%, due 1/29/2037	79,451 (e)
Goldman Sachs Group, Inc.
50,000	3.65%, due 8/10/2026	49,551 (e)(f)
25,000	7.50%, due 2/10/2029	26,444 (e)(f)
155,000	4.37%, due 10/21/2031	154,116 (e)
140,000	5.07%, due 1/21/2037	139,400 (e)
170,000	5.39%, due 2/2/2041	168,415 (d)(e)
65,000	5.54%, due 1/21/2047	64,029 (e)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	34,505 (e)(f)
JPMorgan Chase & Co.
75,000	3.65%, due 6/1/2026	74,935 (e)(f)
50,000	4.26%, due 10/22/2031	49,749 (e)
275,000	5.50%, due 1/24/2036	286,016 (e)
315,000	4.90%, due 1/22/2037	312,603 (e)
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	78,574 (e)(f)
Morgan Stanley
135,000	3.63%, due 1/20/2027	134,809
135,000	4.49%, due 1/16/2032	134,911 (e)
70,000	5.42%, due 7/21/2034	72,467 (e)
95,000	5.83%, due 4/19/2035	100,487 (e)
80,000	4.89%, due 10/22/2036	78,754 (e)
200,000	NatWest Group PLC, 5.12%, due 5/23/2031	205,164 (e)
90,000	Oesterreichische Kontrollbank AG, 3.75%, due 1/15/2031	89,625
PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	54,150 (e)(f)
110,000	5.58%, due 1/29/2036	114,198 (e)
50,000	5.37%, due 7/21/2036	51,194 (e)
165,000	5.42%, due 1/25/2041	164,847 (e)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$40,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	$40,233 (e)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	78,887 (e)(f)
200,000	UBS AG, 5.65%, due 9/11/2028	208,730
	Wells Fargo & Co.
50,000	3.90%, due 3/15/2026	49,945 (e)(f)
35,000	7.63%, due 9/15/2028	37,277 (e)(f)
160,000	5.50%, due 1/23/2035	165,993 (e)
		4,465,538
Beverages 0.4%
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	43,016
	Molson Coors Beverage Co.
25,000	5.00%, due 5/1/2042	23,199
70,000	4.20%, due 7/15/2046	56,537
80,000	PepsiCo, Inc., 4.65%, due 7/23/2032	81,492
		204,244
Biotechnology 0.2%
130,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	117,833
Building Materials 0.9%
100,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	103,059 (a)
180,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	186,677 (a)
105,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	108,269 (a)
70,000	Standard Industries, Inc., 4.75%, due 1/15/2028	69,634 (a)
		467,639
Chemicals 1.7%
	Dow Chemical Co.
55,000	5.65%, due 3/15/2036	54,955
270,000	5.95%, due 3/15/2055	247,252
	LYB International Finance III LLC
145,000	5.88%, due 1/15/2036	143,414
60,000	4.20%, due 10/15/2049	42,690
80,000	3.63%, due 4/1/2051	51,088
70,000	Mosaic Co., 4.60%, due 11/15/2030	70,191
	Westlake Corp.
40,000	5.55%, due 11/15/2035	39,854
95,000	6.38%, due 11/15/2055	93,964
	WR Grace Holdings LLC
53,000	4.88%, due 6/15/2027	53,000 (a)
90,000	7.38%, due 3/1/2031	91,867 (a)
		888,275
Commercial Services 1.0%
180,000	Block, Inc., 6.50%, due 5/15/2032	187,012
55,000	Herc Holdings, Inc., 7.25%, due 6/15/2033	58,207 (a)
155,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	158,130 (a)
50,000	Veritiv Operating Co., 10.50%, due 11/30/2030	53,537 (a)
70,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	73,601 (a)
		530,487
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Distribution - Wholesale 0.4%
$70,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	$67,429 (a)
160,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	168,598 (a)
		236,027
Diversified Financial Services 1.9%
85,000	Ally Financial, Inc., 4.70%, due 5/15/2028	81,473 (e)(f)
100,000	Charles Schwab Corp., 4.00%, due 6/1/2026	99,601 (e)(f)
140,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	147,198 (a)
140,000	OneMain Finance Corp., 3.88%, due 9/15/2028	136,150
100,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	103,240 (a)
	Stellantis Financial Services U.S. Corp.
200,000	4.95%, due 9/15/2028	202,795 (a)
200,000	5.40%, due 9/15/2030	203,150 (a)
50,000	UWM Holdings LLC, 6.63%, due 2/1/2030	50,432 (a)
		1,024,039
Electric 4.5%
85,000	Alpha Generation LLC, 6.75%, due 10/15/2032	88,128 (a)
125,000	Arizona Public Service Co., 5.90%, due 8/15/2055	127,255
50,000	Basin Electric Power Cooperative, 5.85%, due 10/15/2055	49,425 (a)
250,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	226,055 (a)
120,000	Constellation Energy Generation LLC, 5.88%, due 1/15/2066	117,067
60,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	61,577
135,000	Duke Energy Corp., 5.70%, due 9/15/2055	131,351
40,000	Exelon Corp., 4.05%, due 4/15/2030	39,628
247,627	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	257,559 (a)
95,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	96,721
	NRG Energy, Inc.
45,000	4.73%, due 10/15/2030	44,991 (a)
260,000	6.00%, due 2/1/2033	264,989 (a)
30,000	5.41%, due 10/15/2035	29,861 (a)
	Pacific Gas & Electric Co.
105,000	5.05%, due 10/15/2032	105,816
80,000	6.40%, due 6/15/2033	86,205
55,000	5.70%, due 3/1/2035	56,365
160,000	4.95%, due 7/1/2050	135,680
60,000	6.10%, due 10/15/2055	59,088
	Pinnacle West Capital Corp.
83,000	4.90%, due 5/15/2028	84,493
45,000	5.15%, due 5/15/2030	46,349
40,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	40,900
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	31,521
190,000	Vistra Operations Co. LLC, 6.88%, due 4/15/2032	199,641 (a)
		2,380,665
Electronics 0.9%
	Amphenol Corp.
145,000	4.40%, due 2/15/2033	143,336
155,000	4.63%, due 2/15/2036	151,601
60,000	5.30%, due 11/15/2055	57,235
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics – cont'd
$140,000	Imola Merger Corp., 4.75%, due 5/15/2029	$137,750 (a)
		489,922
Entertainment 0.6%
145,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	149,398 (a)
80,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	78,950 (a)
100,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	96,021
		324,369
Food 0.5%
90,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	90,027 (a)
45,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 4/20/2035	47,288
	Performance Food Group, Inc.
80,000	5.50%, due 10/15/2027	80,043 (a)
20,000	4.25%, due 8/1/2029	19,583 (a)
		236,941
Healthcare - Products 0.1%
70,000	Medline Borrower LP, 3.88%, due 4/1/2029	68,440 (a)
Healthcare - Services 1.5%
135,000	Cigna Group, 5.25%, due 1/15/2036	136,882
50,000	HCA, Inc., 5.45%, due 4/1/2031	51,983
90,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	90,635 (a)
160,000	Team Health Holdings, Inc., 8.38%, due 6/30/2028	161,947 (a)
	Tenet Healthcare Corp.
110,000	4.63%, due 6/15/2028	109,693
20,000	6.88%, due 11/15/2031	21,858
	UnitedHealth Group, Inc.
85,000	4.40%, due 6/15/2028	85,894
140,000	4.65%, due 1/15/2031	141,747
		800,639
Home Builders 0.2%
80,000	LGI Homes, Inc., 7.00%, due 11/15/2032	78,025 (a)
Insurance 1.1%
185,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 4/15/2028	188,061 (a)
150,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	154,249 (a)
75,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	78,759 (e)
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	46,513 (a)(e)
130,000	HUB International Ltd., 7.25%, due 6/15/2030	135,636 (a)
		603,218
Internet 3.5%
	Alphabet, Inc.
120,000	4.10%, due 11/15/2030	120,097
35,000	4.38%, due 11/15/2032	35,117
55,000	4.70%, due 11/15/2035	54,752
60,000	5.35%, due 11/15/2045	59,194
130,000	5.25%, due 5/15/2055	123,860
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet – cont'd
$140,000	5.45%, due 11/15/2055	$136,542
35,000	5.30%, due 5/15/2065	32,711
100,000	5.70%, due 11/15/2075	98,179
	AppLovin Corp.
155,000	5.13%, due 12/1/2029	158,994
95,000	5.38%, due 12/1/2031	98,192
250,000	Beignet Investor LLC, 6.58%, due 5/30/2049	260,304 (a)
80,000	Gen Digital, Inc., 6.25%, due 4/1/2033	80,386 (a)
	Meta Platforms, Inc.
80,000	4.60%, due 11/15/2032	80,200
190,000	5.50%, due 11/15/2045	182,710
170,000	5.63%, due 11/15/2055	161,752
105,000	5.75%, due 11/15/2065	99,281
	Uber Technologies, Inc.
70,000	4.80%, due 9/15/2035	69,253
30,000	5.35%, due 9/15/2054	28,545
		1,880,069
Leisure Time 0.6%
175,000	Carnival Corp., 6.13%, due 2/15/2033	180,024 (a)
30,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	30,744 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,161 (a)
80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	80,004 (a)
		330,933
Machinery - Construction & Mining 0.1%
50,000	Terex Corp., 6.25%, due 10/15/2032	51,195 (a)
Media 1.3%
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	262,490 (a)
	Charter Communications Operating LLC/Charter Communications Operating Capital
80,000	5.85%, due 12/1/2035	79,620
90,000	3.50%, due 6/1/2041	64,410
125,000	6.70%, due 12/1/2055	120,705
180,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	169,744 (a)
		696,969
Mining 0.3%
65,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	62,749 (a)
80,000	Novelis Corp., 6.88%, due 1/30/2030	82,916 (a)
		145,665
Multi-National 1.2%
65,000	African Development Bank, 4.13%, due 1/22/2036	63,967
95,000	Asian Development Bank, 4.25%, due 1/14/2036	94,704
40,000	Asian Infrastructure Investment Bank, 4.13%, due 1/14/2036	39,531
90,000	Corp. Andina de Fomento, 4.63%, due 1/15/2036	89,468
75,000	Council of Europe Development Bank, 3.75%, due 1/14/2031	74,759
55,000	Inter-American Development Bank, 4.13%, due 1/23/2036	54,160
240,000	Nordic Investment Bank, 3.75%, due 1/23/2031	238,956
		655,545
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Office - Business Equipment 0.1%
$50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	$49,419
Oil & Gas 2.6%
200,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/2032	207,275 (a)
40,000	Coterra Energy, Inc., 5.40%, due 2/15/2035	40,714
210,000	Devon Energy Corp., 5.75%, due 9/15/2054	199,511
	Diamondback Energy, Inc.
50,000	5.20%, due 4/18/2027	50,692
175,000	5.55%, due 4/1/2035	180,141
105,000	5.75%, due 4/18/2054	100,317
230,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	221,395
140,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	146,762 (a)
250,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	224,905
19,000	Phillips 66, 1.30%, due 2/15/2026	18,975
		1,390,687
Oil & Gas Services 0.1%
60,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	62,125 (a)
Packaging & Containers 0.7%
200,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	203,750 (a)
135,000	Sealed Air Corp., 6.50%, due 7/15/2032	140,150 (a)
		343,900
Pharmaceuticals 1.5%
390,000	AbbVie, Inc., 2.95%, due 11/21/2026	387,376
105,000	Becton Dickinson & Co., 4.67%, due 6/6/2047	91,603
	CVS Health Corp.
120,000	3.00%, due 8/15/2026	119,347
20,000	5.63%, due 2/21/2053	18,719
20,000	6.20%, due 9/15/2055	20,199
	Merck & Co., Inc.
85,000	4.45%, due 12/4/2032	85,210
60,000	5.50%, due 3/15/2046	59,685
		782,139
Pipelines 2.4%
	Enbridge, Inc.
15,000	5.30%, due 4/5/2029	15,476
100,000	5.63%, due 4/5/2034	104,130
	Energy Transfer LP
35,000	6.13%, due 12/15/2045	34,795
25,000	5.00%, due 5/15/2050	21,125
120,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/2028	120,516
185,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	187,542 (a)
170,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	176,414 (a)
70,000	ONEOK, Inc., 6.25%, due 10/15/2055	70,377
170,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	172,512 (a)
	Transcontinental Gas Pipe Line Co. LLC
25,000	5.10%, due 3/15/2036	25,094 (a)
45,000	5.75%, due 3/15/2056	44,688 (a)
230,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	235,247 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$45,000	Western Midstream Operating LP, 4.80%, due 3/1/2031	$45,022
		1,252,938
Real Estate Investment Trusts 1.6%
	Blackstone Mortgage Trust, Inc.
45,000	3.75%, due 1/15/2027	44,404 (a)
40,000	7.75%, due 12/1/2029	42,877 (a)
60,000	Crown Castle, Inc., 1.05%, due 7/15/2026	59,225
70,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	69,123 (a)
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	90,001 (a)
160,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	155,867 (a)
70,000	RHP Hotel Properties LP/RHP Finance Corp., 4.75%, due 10/15/2027	69,944
140,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	132,855 (a)
170,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	177,032 (a)
		841,328
Retail 0.5%
80,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	81,928 (a)
150,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	160,293 (a)
		242,221
Semiconductors 3.3%
	Applied Materials, Inc.
70,000	4.00%, due 1/15/2031	69,351
40,000	4.60%, due 1/15/2036	39,345
	Broadcom, Inc.
105,000	5.05%, due 7/12/2029	108,176
85,000	4.60%, due 7/15/2030	86,189
95,000	5.15%, due 11/15/2031	98,488
	Foundry JV Holdco LLC
200,000	5.50%, due 1/25/2031	207,119 (a)
110,000	6.25%, due 1/25/2035	116,979 (a)
200,000	6.10%, due 1/25/2036	210,457 (a)
200,000	6.20%, due 1/25/2037	211,326 (a)
	Intel Corp.
115,000	4.80%, due 10/1/2041	103,213
45,000	3.73%, due 12/8/2047	32,406
65,000	3.25%, due 11/15/2049	42,344
75,000	4.75%, due 3/25/2050	62,113
25,000	4.90%, due 8/5/2052	21,000
210,000	5.60%, due 2/21/2054	196,874
125,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%, due 8/19/2035	126,443
		1,731,823
Software 2.9%
190,000	Cloud Software Group, Inc., 8.25%, due 6/30/2032	193,246 (a)
	Oracle Corp.
80,000	5.20%, due 9/26/2035	76,240
90,000	5.38%, due 9/27/2054	72,311
170,000	6.00%, due 8/3/2055	148,795
510,000	5.95%, due 9/26/2055	449,704
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
$120,000	Salesforce, Inc., 2.70%, due 7/15/2041	$86,056
	Synopsys, Inc.
400,000	5.15%, due 4/1/2035	405,462
55,000	5.70%, due 4/1/2055	54,241
65,000	UKG, Inc., 6.88%, due 2/1/2031	64,948 (a)
		1,551,003
Telecommunications 0.3%
60,000	Rogers Communications, Inc., 7.13%, due 4/15/2055	62,919 (e)
105,642	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	103,154 (a)
		166,073
Transportation 0.1%
40,000	XPO, Inc., 7.13%, due 2/1/2032	42,050 (a)
Total Corporate Bonds (Cost $26,845,834)		27,042,827
Foreign Government Securities 4.9%
250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	252,725
200,000	Costa Rica Government International Bonds, 6.55%, due 4/3/2034	216,524 (a)
205,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	202,682
250,000	Oman Government International Bonds, 6.50%, due 3/8/2047	263,822 (a)
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	206,225
250,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	230,465 (a)
	Province of British Columbia
115,000	3.90%, due 8/27/2030	114,816
95,000	4.80%, due 6/11/2035	96,861
125,000	Province of Manitoba, 4.90%, due 5/31/2034	128,742
	Province of Ontario
165,000	3.90%, due 9/4/2030	164,742
60,000	4.45%, due 11/20/2035	59,548
	Province of Quebec
95,000	3.88%, due 1/14/2031	94,559
125,000	4.63%, due 8/28/2035	125,676
250,000	Qatar Government International Bonds, 3.75%, due 4/16/2030	247,322 (a)
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	206,583
Total Foreign Government Securities (Cost $2,537,955)		2,611,292
Number of Shares
Short-Term Investments 1.6%
Investment Companies 1.6%
884,409	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(g) (Cost $884,409)	884,409
Total Investments 99.3% (Cost $52,219,399)		52,720,682
Other Assets Less Liabilities 0.7%		350,727 (h)
Net Assets 100.0%		$53,071,409

See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $24,469,583, which represents 46.1% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2026.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(d)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $268,485, which represents 0.5% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents 7-day effective yield as of January 31, 2026.
(h)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$44,105,738	83.1%
Cayman Islands	1,502,776	2.8%
Canada	1,093,435	2.1%
United Kingdom	823,001	1.6%
Mexico	708,519	1.3%
Supranational	655,545	1.2%
Jersey	501,344	0.9%
Oman	263,822	0.5%
Brazil	252,725	0.5%
Qatar	247,322	0.5%
Paraguay	230,465	0.4%
Costa Rica	216,524	0.4%
Switzerland	208,730	0.4%
South Africa	206,583	0.4%
Panama	206,225	0.4%
Korea	202,682	0.4%
Germany	151,753	0.3%
Netherlands	126,443	0.2%
Austria	89,625	0.2%
Belgium	43,016	0.1%
Short-Term Investments and Other Assets—Net	1,235,136	2.3%
	$53,071,409	100.0%
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	17	U.S. Treasury Long Bond	$1,957,125	$(37,320)
3/2026	26	U.S. Treasury Note, 2 Year	5,420,797	3,382
3/2026	30	U.S. Treasury Note, 5 Year	3,267,890	(25,245)
3/2026	6	U.S. Treasury Ultra Bond	704,625	(17,277)
Total Long Positions			$11,350,437	$(76,460)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	9	U.S. Treasury Note, Ultra 10 Year	$(1,027,406)	$(975)
Total Short Positions			$(1,027,406)	$(975)
Total Futures				$(77,435)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,191,249	$—	$1,191,249
U.S. Government Agency Securities	—	79,278	—	79,278
Mortgage-Backed Securities#	—	14,331,734	—	14,331,734
Asset-Backed Securities#	—	6,579,893	—	6,579,893
Corporate Bonds#	—	27,042,827	—	27,042,827
Foreign Government Securities	—	2,611,292	—	2,611,292
Short-Term Investments	—	884,409	—	884,409
Total Investments	$—	$52,720,682	$—	$52,720,682

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$3,382	$—	$—	$3,382
Liabilities	(80,817)	—	—	(80,817)
Total	$(77,435)	$—	$—	$(77,435)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2026
Notes to Schedule of Investments ETF Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Emerging Markets Debt Hard Currency ETF, Neuberger Energy Transition & Infrastructure ETF, Neuberger Flexible Credit Income ETF, Neuberger Short Duration Income ETF and Neuberger Total Return Bond ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to February 28, 2026, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in common stocks and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
As of January 31, 2026, the value of unfunded loan commitments was $64,973 for Short Duration Income ETF, pursuant to the following loan agreements:
Short Duration Income ETF
Borrower	Principal Amount	Value
Pye-Barker Fire & Safety LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.25%), 1.25%, due 12/16/2032(a)	$65,000	$64,973

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2026.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited) (cont'd)
Legend

Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
CITI	= Citibank, N.A.
JPM	= JPMorgan Chase Bank N.A.
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
UBS	= UBS AG
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.